Schedule of Investments (unaudited) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$65,427

Aerospace & Defense — 1.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	35	46,393
BAE Systems PLC, 5.80%, 10/11/41(a)	10	14,535
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	115	113,012
3.38%, 06/15/46 (Call 12/15/45)	107	99,083
3.55%, 03/01/38 (Call 09/01/37)	130	128,014
3.60%, 05/01/34 (Call 02/01/34)	100	101,111
3.65%, 03/01/47 (Call 09/01/46)	20	19,379
3.75%, 02/01/50 (Call 08/01/49)	120	120,641
3.85%, 11/01/48 (Call 05/01/48)	55	54,318
3.90%, 05/01/49 (Call 11/01/48)	45	45,852
5.71%, 05/01/40 (Call 11/01/39)	135	170,135
5.81%, 05/01/50 (Call 11/01/49)	280	369,662
5.88%, 02/15/40	80	99,513
5.93%, 05/01/60 (Call 11/01/59)	235	317,868
6.13%, 02/15/33	50	62,507
6.88%, 03/15/39	90	119,930
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	31	37,725
4.25%, 04/01/40 (Call 10/01/39)	75	98,314
4.25%, 04/01/50 (Call 10/01/49)	50	69,413
Howmet Aerospace Inc., 5.95%, 02/01/37	45	53,010
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	25	33,095
5.05%, 04/27/45 (Call 10/27/44)	65	90,578
6.15%, 12/15/40	20	30,000
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	20	21,822
3.60%, 03/01/35 (Call 09/01/34)	85	104,554
3.80%, 03/01/45 (Call 09/01/44)	40	50,496
4.07%, 12/15/42	105	136,200
4.09%, 09/15/52 (Call 03/15/52)	40	54,215
4.50%, 05/15/36 (Call 11/15/35)	66	86,965
4.70%, 05/15/46 (Call 11/15/45)	177	250,763
5.72%, 06/01/40	25	37,009
Series B, 6.15%, 09/01/36	70	106,300
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	110	133,685
4.03%, 10/15/47 (Call 04/15/47)	93	118,014
4.75%, 06/01/43	33	44,892
5.05%, 11/15/40	35	48,743
5.15%, 05/01/40 (Call 11/01/39)	20	27,901
5.25%, 05/01/50 (Call 11/01/49)	80	120,782
Northrop Grumman Systems Corp., 7.75%, 02/15/31	30	45,680
Raytheon Technologies Corp.
3.13%, 07/01/50 (Call 01/01/50)	30	33,769
3.75%, 11/01/46 (Call 05/01/46)	125	150,754
4.05%, 05/04/47 (Call 11/04/46)	55	68,686
4.15%, 05/15/45 (Call 11/16/44)	74	93,330
4.35%, 04/15/47 (Call 10/15/46)(a)	60	77,333
4.45%, 11/16/38 (Call 05/16/38)	60	76,489
4.50%, 06/01/42	189	249,799
4.63%, 11/16/48 (Call 05/16/48)	105	145,722
4.70%, 12/15/41(a)	30	38,126
4.80%, 12/15/43 (Call 06/15/43)(a)	80	105,182

Security	Par (000)	Value

Aerospace & Defense (continued)
4.88%, 10/15/40(a)	$51	$67,467
5.40%, 05/01/35	45	62,276
5.70%, 04/15/40	30	44,305
6.05%, 06/01/36	40	58,407
6.13%, 07/15/38	107	161,736

		5,115,490

Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	123	132,358
4.25%, 08/09/42	158	178,461
4.45%, 05/06/50 (Call 11/06/49)	30	35,317
4.50%, 05/02/43	60	69,986
5.38%, 01/31/44	119	154,323
5.80%, 02/14/39 (Call 08/14/38)	70	92,600
5.95%, 02/14/49 (Call 08/14/48)	150	212,772
6.20%, 02/14/59 (Call 08/14/58)	50	71,323
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	69,746
4.02%, 04/16/43	70	89,503
4.50%, 03/15/49 (Call 09/15/48)	70	100,680
4.54%, 03/26/42	2	2,718
5.38%, 09/15/35	5	7,227
5.94%, 10/01/32	35	50,644
BAT Capital Corp.
3.98%, 09/25/50 (Call 03/25/50)	100	105,089
4.39%, 08/15/37 (Call 02/15/37)	180	202,379
4.54%, 08/15/47 (Call 02/15/47)	170	190,689
4.76%, 09/06/49 (Call 03/06/49)	75	86,616
5.28%, 04/02/50 (Call 02/02/49)	10	12,387
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	110	136,184
Philip Morris International Inc.
3.88%, 08/21/42	44	51,973
4.13%, 03/04/43	50	60,835
4.25%, 11/10/44	35	43,821
4.38%, 11/15/41	112	140,697
4.50%, 03/20/42	120	153,458
4.88%, 11/15/43	70	94,053
6.38%, 05/16/38	30	45,953
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	85	107,791
5.85%, 08/15/45 (Call 02/12/45)	191	243,628
6.15%, 09/15/43	5	6,565
7.25%, 06/15/37	61	83,667

		3,033,443

Airlines — 0.0%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	63	59,066
British Airways 2018-1 Pass Through Trust, Series 2018-1, Class AA, 3.80%, 03/20/33(a)	4	4,510
British Airways 2019-1 Pass Through Trust, Series 2019-1, Class AA, 3.30%, 06/15/34(a)	10	9,424
JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	15	14,339
United Airlines Pass Through Trust
Series 2019, Class AA, 4.15%, 02/25/33	48	47,219
Series 2019-2, Class AA, 2.70%, 11/01/33	39	37,425

		171,983

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	$45	$52,933
3.38%, 11/01/46 (Call 05/01/46)	45	53,765
3.38%, 03/27/50 (Call 09/27/49)	75	90,269
3.63%, 05/01/43 (Call 11/01/42)	65	80,148
3.88%, 11/01/45 (Call 05/01/45)	110	140,587

		417,702

Auto Manufacturers — 0.4%
Allison Transmission Inc., 3.75%, 01/30/31 (Call 01/30/26)(a)	65	65,440
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	61	85,916
Daimler Finance North America LLC, 8.50%, 01/18/31	140	221,901
Ford Motor Co.
4.75%, 01/15/43	120	118,026
5.29%, 12/08/46 (Call 06/08/46)	85	85,162
7.40%, 11/01/46	40	46,892
7.45%, 07/16/31	140	175,308
8.90%, 01/15/32	10	12,701
9.98%, 02/15/47	15	20,654
General Motors Co.
5.00%, 04/01/35	78	93,455
5.15%, 04/01/38 (Call 10/01/37)	85	101,376
5.20%, 04/01/45	100	121,340
5.40%, 04/01/48 (Call 10/01/47)	55	69,389
5.95%, 04/01/49 (Call 10/01/48)	70	94,298
6.25%, 10/02/43	73	98,391
6.60%, 04/01/36 (Call 10/01/35)	81	109,327
6.75%, 04/01/46 (Call 10/01/45)	33	46,867

		1,566,443

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	26,320
5.40%, 03/15/49 (Call 09/15/48)	40	49,001
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	56	65,451
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	45	54,153

		194,925

Banks — 4.2%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40)(b)	335	349,214
3.95%, 01/23/49 (Call 01/23/48)(b)	45	56,619
4.08%, 04/23/40 (Call 04/23/39)(b)	178	219,451
4.08%, 03/20/51 (Call 03/20/50)(b)	410	523,373
4.24%, 04/24/38 (Call 04/24/37)(b)	246	306,560
4.33%, 03/15/50 (Call 03/15/49)(b)	85	112,500
4.44%, 01/20/48 (Call 01/20/47)(b)	195	259,459
4.88%, 04/01/44	55	76,564
5.00%, 01/21/44	172	245,404
5.88%, 02/07/42	95	146,307
7.75%, 05/14/38	185	315,841
Series L, 4.75%, 04/21/45	105	145,615
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	25	35,251
Barclays PLC, 4.95%, 01/10/47	235	315,871
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(b)	145	174,136
4.28%, 04/24/48 (Call 04/24/47)(b)	72	94,052
4.65%, 07/30/45	112	151,836
4.65%, 07/23/48 (Call 06/23/48)	116	161,003
4.75%, 05/18/46	110	145,713
5.30%, 05/06/44	66	92,347
5.32%, 03/26/41 (Call 03/26/40)(b)	97	137,361

Security	Par (000)	Value

Banks (continued)
5.88%, 01/30/42	$40	$61,115
6.00%, 10/31/33	86	118,765
6.13%, 08/25/36	100	141,402
6.63%, 06/15/32	113	161,286
6.68%, 09/13/43	60	97,220
8.13%, 07/15/39	96	173,595
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	233,762
3.90%, 07/12/47(a)	175	220,393
Cooperatieve Rabobank UA
5.25%, 05/24/41	80	117,974
5.25%, 08/04/45	265	380,635
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	147,924
Fifth Third Bancorp., 8.25%, 03/01/38	87	147,211
Goldman Sachs Capital I, 6.35%, 02/15/34	105	145,313
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)	141	172,915
4.41%, 04/23/39 (Call 04/23/38)(b)	85	108,992
4.75%, 10/21/45 (Call 04/21/45)	137	191,305
4.80%, 07/08/44 (Call 01/08/44)	166	230,018
5.15%, 05/22/45	140	195,653
6.13%, 02/15/33	30	43,570
6.25%, 02/01/41	236	370,699
6.45%, 05/01/36	100	147,150
6.75%, 10/01/37	308	472,173
HSBC Holdings PLC
6.10%, 01/14/42	105	157,239
6.50%, 05/02/36	220	313,771
6.50%, 09/15/37	160	230,288
6.80%, 06/01/38	255	379,065
JPMorgan Chase & Co.
3.11%, 04/22/41 (Call 04/22/40)(b)	155	172,727
3.11%, 04/22/51 (Call 04/22/50)(b)	200	223,954
3.88%, 07/24/38 (Call 07/24/37)(b)	181	219,913
3.96%, 11/15/48 (Call 11/15/47)(b)	285	363,284
4.03%, 07/24/48 (Call 07/24/47)(b)	115	147,098
4.26%, 02/22/48 (Call 02/22/47)(b)	100	131,446
4.85%, 02/01/44	50	71,799
4.95%, 06/01/45	150	213,243
5.40%, 01/06/42	86	128,999
5.50%, 10/15/40	116	172,183
5.60%, 07/15/41	168	255,273
5.63%, 08/16/43	95	142,546
6.40%, 05/15/38	198	312,577
KfW
0.00%, 04/18/36(e)	155	125,787
0.00%, 06/29/37(e)	145	115,980
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	281,188
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	121	151,478
4.29%, 07/26/38	125	159,045
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)	140	172,952
4.30%, 01/27/45	156	211,617
4.38%, 01/22/47	165	228,405
4.46%, 04/22/39 (Call 04/22/38)(b)	87	113,883
5.60%, 03/24/51 (Call 03/24/50)(b)	160	257,947
6.38%, 07/24/42	112	183,064
7.25%, 04/01/32	149	231,922
Regions Financial Corp., 7.38%, 12/10/37	50	76,095

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC, 5.70%, 03/26/44(a)	$225	$298,042
Wachovia Corp., 5.50%, 08/01/35	45	60,096
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40)(b)	285	310,416
3.90%, 05/01/45	115	143,197
4.65%, 11/04/44	155	199,105
4.75%, 12/07/46	195	258,989
4.90%, 11/17/45	135	180,207
5.01%, 04/04/51 (Call 04/04/50)(b)	370	527,938
5.38%, 02/07/35	106	146,088
5.38%, 11/02/43	81	113,824
5.61%, 01/15/44	185	264,100
5.95%, 12/01/86	100	132,861
Wells Fargo Bank N.A., 6.60%, 01/15/38	310	472,263
Westpac Banking Corp., 4.42%, 07/24/39	105	136,049

		17,331,490

Beverages — 1.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	330	420,308
4.90%, 02/01/46 (Call 08/01/45)	604	788,752
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	145	181,911
4.70%, 02/01/36 (Call 08/01/35)	80	100,157
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40 (Call 12/01/39)	170	211,300
4.38%, 04/15/38 (Call 10/15/37)	205	252,498
4.44%, 10/06/48 (Call 04/06/48)	176	219,516
4.50%, 06/01/50 (Call 12/01/49)	230	288,698
4.60%, 04/15/48 (Call 10/15/47)	245	311,081
4.60%, 06/01/60 (Call 12/01/59)	105	136,143
4.75%, 04/15/58 (Call 10/15/57)	155	204,518
4.90%, 01/23/31 (Call 10/23/30)	65	82,692
5.45%, 01/23/39 (Call 07/23/38)	69	94,084
5.55%, 01/23/49 (Call 07/23/48)	225	323,629
5.80%, 01/23/59 (Call 07/23/58)	120	182,851
8.20%, 01/15/39	85	146,181
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	20	24,619
4.50%, 07/15/45 (Call 01/15/45)	77	103,911
Coca-Cola Co. (The)
2.50%, 06/01/40	40	43,146
2.50%, 03/15/51 (Call 09/15/50)	100	103,912
2.60%, 06/01/50	125	132,544
2.75%, 06/01/60	15	16,296
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	70	82,397
4.10%, 02/15/48 (Call 08/15/47)	45	55,053
4.50%, 05/09/47 (Call 11/09/46)	45	57,707
5.25%, 11/15/48 (Call 05/15/48)	25	35,514
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	45	56,241
5.88%, 09/30/36	55	79,538
Diageo Investment Corp.
4.25%, 05/11/42	82	105,067
7.45%, 04/15/35	10	16,681
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	150	165,019

Security	Par (000)	Value

Beverages (continued)
Heineken NV
4.00%, 10/01/42(a)	$10	$12,197
4.35%, 03/29/47 (Call 09/29/46)(a)	40	51,836
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	60	71,812
4.42%, 12/15/46 (Call 06/15/46)	20	25,595
4.50%, 11/15/45 (Call 05/15/45)	60	76,958
4.99%, 05/25/38 (Call 11/25/37)	35	46,639
5.09%, 05/25/48 (Call 11/25/47)	48	67,200
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	131	151,460
5.00%, 05/01/42	100	125,066
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	30	33,685
3.38%, 07/29/49 (Call 01/29/49)	70	84,939
3.45%, 10/06/46 (Call 04/06/46)	35	42,440
3.50%, 03/19/40 (Call 09/19/39)	140	170,593
3.60%, 08/13/42	80	98,711
3.63%, 03/19/50 (Call 09/19/49)	10	12,627
3.88%, 03/19/60 (Call 09/19/59)	110	147,391
4.00%, 03/05/42	55	70,846
4.00%, 05/02/47 (Call 11/02/46)	124	162,899
4.25%, 10/22/44 (Call 04/22/44)	70	92,264
4.45%, 04/14/46 (Call 10/14/45)	100	138,668
4.60%, 07/17/45 (Call 01/17/45)	50	70,205

		6,775,995

Biotechnology — 0.8%
Amgen Inc.
2.30%, 02/25/31 (Call 11/25/30)	55	58,172
2.77%, 09/01/53 (Call 03/01/53)(a)	297	297,689
3.15%, 02/21/40 (Call 08/21/39)	205	222,585
3.38%, 02/21/50 (Call 08/21/49)	160	177,942
4.40%, 05/01/45 (Call 11/01/44)	120	152,506
4.56%, 06/15/48 (Call 12/15/47)	125	164,497
4.66%, 06/15/51 (Call 12/15/50)	140	189,188
4.95%, 10/01/41	20	27,174
5.15%, 11/15/41 (Call 05/15/41)	96	133,451
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	104	144,364
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	115	115,850
5.20%, 09/15/45 (Call 03/15/45)	154	206,901
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	37	44,983
4.15%, 03/01/47 (Call 09/01/46)	230	282,578
4.50%, 02/01/45 (Call 08/01/44)	145	185,123
4.60%, 09/01/35 (Call 03/01/35)	195	252,420
4.75%, 03/01/46 (Call 09/01/45)	136	179,381
4.80%, 04/01/44 (Call 10/01/43)	130	170,841
Royalty Pharma PLC, 3.55%, 09/02/50 (Call 03/02/50)(a)	100	103,320

		3,108,965

Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	55	58,713
3.38%, 04/05/40 (Call 10/05/39)(a)	120	132,385
3.58%, 04/05/50 (Call 10/05/49)(a)	160	181,115
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	51,800
4.63%, 07/02/44 (Call 01/02/44)	105	134,568
4.95%, 07/02/64 (Call 01/02/64)(f)	18	23,892

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Lafarge SA, 7.13%, 07/15/36	$25	$36,221
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	65,585
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	47	58,915
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	20	23,590
4.40%, 01/30/48 (Call 07/30/47)	50	58,948
7.00%, 12/01/36	20	27,660
Standard Industries Inc./NJ, 3.38%, 01/15/31 (Call 07/15/25)(a)	75	75,270
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	49,684
4.70%, 03/01/48 (Call 09/01/47)	70	89,191

		1,067,537

Chemicals — 1.0%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	73	79,044
2.80%, 05/15/50 (Call 11/15/49)	70	76,390
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	45	51,810
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	32,942
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(g)	200	229,394
CF Industries Inc.
4.95%, 06/01/43	67	83,474
5.15%, 03/15/34	45	54,396
5.38%, 03/15/44	60	75,936
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	80	95,899
4.38%, 11/15/42 (Call 05/15/42)	142	173,325
4.63%, 10/01/44 (Call 04/01/44)	45	55,850
4.80%, 05/15/49 (Call 11/15/48)	50	65,319
5.25%, 11/15/41 (Call 05/15/41)	51	66,721
5.55%, 11/30/48 (Call 05/30/48)	60	85,689
9.40%, 05/15/39	36	63,874
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	170	231,926
5.42%, 11/15/48 (Call 05/15/48)	145	208,800
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	84	106,284
4.80%, 09/01/42 (Call 03/01/42)	45	56,936
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	97	125,202
5.50%, 12/08/41	45	64,743
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	60	76,925
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(g)	35	45,862
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	70	86,111
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	70	84,769
Lubrizol Corp. (The), 6.50%, 10/01/34	15	23,237
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	103	130,415
5.25%, 07/15/43	88	115,423
LYB International Finance III LLC
4.20%, 10/15/49 (Call 04/15/49)	45	52,293
4.20%, 05/01/50 (Call 11/01/49)	60	69,667
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	71	86,683
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	20	20,733
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	35	39,610

Security	Par (000)	Value

Chemicals (continued)
5.45%, 11/15/33 (Call 05/15/33)	$31	$38,285
5.63%, 11/15/43 (Call 05/15/43)	55	70,756
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	35,986
4.13%, 03/15/35 (Call 09/15/34)	40	47,405
4.90%, 06/01/43 (Call 12/01/42)	50	64,754
5.00%, 04/01/49 (Call 10/01/48)	15	20,685
5.25%, 01/15/45 (Call 07/15/44)	20	27,136
5.63%, 12/01/40	51	69,821
6.13%, 01/15/41 (Call 07/15/40)	60	86,288
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(g)	200	234,312
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	55	60,690
5.25%, 06/01/45 (Call 12/01/44)	15	18,579
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	45	51,290
3.80%, 08/15/49 (Call 02/15/49)	30	36,431
4.00%, 12/15/42 (Call 06/15/42)	65	75,935
4.50%, 06/01/47 (Call 12/01/46)	40	53,287
4.55%, 08/01/45 (Call 02/01/45)	10	12,954
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	57,531
5.00%, 08/15/46 (Call 02/15/46)	66	82,373

		4,060,180

Commercial Services — 0.9%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	51	53,831
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	35	37,878
4.32%, 08/01/45	25	33,013
4.70%, 11/01/2111	25	33,766
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	22	30,793
DP World PLC, 6.85%, 07/02/37(a)	300	397,917
Duke University
Series 2020, 2.68%, 10/01/44	30	31,733
Series 2020, 2.76%, 10/01/50	40	40,709
Series 2020, 2.83%, 10/01/55	35	37,548
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	55	59,984
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	80	98,652
5.63%, 03/15/42(a)	30	42,321
7.00%, 10/15/37(a)	160	246,595
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	35,381
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	50	52,758
George Washington University (The)
4.87%, 09/15/45	40	53,241
Series 2014, 4.30%, 09/15/44	20	24,504
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	50	62,752
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	44,057
Series B, 4.32%, 04/01/49 (Call 10/01/48)	46	57,058
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	75	92,179
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	40	52,450
Series A, 2.81%, 01/01/60 (Call 07/01/59)	25	26,203
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	10	10,482
3.65%, 05/01/48 (Call 11/01/47)	80	100,122

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Massachusetts Institute of Technology
3.89%, 07/01/2116	$50	$61,982
3.96%, 07/01/38	25	30,794
4.68%, 07/01/2114	30	43,766
5.60%, 07/01/2111	55	96,017
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	11,608
Series G, 2.29%, 07/01/51 (Call 01/01/51)	30	30,019
Moody’s Corp.
3.25%, 05/20/50 (Call 11/20/49)	45	49,102
4.88%, 12/17/48 (Call 06/17/48)	50	67,671
5.25%, 07/15/44	51	70,591
Northeastern University, Series 2020, 2.89%, 10/01/50	35	37,126
Northwestern University
4.64%, 12/01/44	15	20,048
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	61,257
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	31,328
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	70	80,207
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	37,075
3.15%, 07/15/46 (Call 01/15/46)	35	41,470
4.88%, 10/15/40	115	161,335
S&P Global Inc., 3.25%, 12/01/49 (Call 06/01/49)	36	41,604
Trustees of Boston College, 3.13%, 07/01/52	45	49,694
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	50	63,437
Trustees of Princeton University (The)
5.70%, 03/01/39	65	98,344
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	30	31,698
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	30	33,862
4.67%, 09/01/2112	30	41,830
United Rentals North America Inc., 3.88%, 02/15/31 (Call 08/15/25)	90	94,146
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	30	38,872
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	60	61,775
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	68,231
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	32,499
3.03%, 10/01/39	85	92,538
5.25%, 10/01/2111	25	39,164
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	35	43,611
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	40	46,744
5.50%, 06/15/45 (Call 12/15/44)	35	49,502
William Marsh Rice University, 3.57%, 05/15/45	65	77,661
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	73	74,459

		3,766,994

Computers — 0.9%
Apple Inc.
2.40%, 08/20/50 (Call 06/20/50)	150	154,268
2.65%, 05/11/50 (Call 11/11/49)	205	220,369
3.45%, 02/09/45	200	244,740
3.85%, 05/04/43	230	295,819
3.85%, 08/04/46 (Call 02/04/46)	180	232,605
4.25%, 02/09/47 (Call 08/09/46)	130	178,929
4.38%, 05/13/45	231	319,235
4.50%, 02/23/36 (Call 08/23/35)	160	216,979
4.65%, 02/23/46 (Call 08/23/45)	230	333,381

Security	Par (000)	Value

Computers (continued)
Dell Inc.
5.40%, 09/10/40	$25	$27,924
6.50%, 04/15/38	25	31,010
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	147	210,902
8.35%, 07/15/46 (Call 01/15/46)(a)	110	159,512
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	58	74,226
6.35%, 10/15/45 (Call 04/15/45)	110	144,881
HP Inc., 6.00%, 09/15/41	87	111,564
International Business Machines Corp.
4.00%, 06/20/42	255	320,145
4.25%, 05/15/49	110	145,838
4.70%, 02/19/46	130	180,061
5.60%, 11/30/39	95	139,443
Seagate HDD Cayman
4.13%, 01/15/31 (Call 10/15/30)(a)	75	84,509
5.75%, 12/01/34 (Call 06/01/34)	45	53,289

		3,879,629

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.95%, 03/15/43	20	26,081
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	30	40,338
4.00%, 08/15/45	100	136,889
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	56	65,009
4.15%, 03/15/47 (Call 09/15/46)	10	13,195
4.38%, 06/15/45 (Call 12/15/44)	15	20,010
6.00%, 05/15/37	60	89,885
Unilever Capital Corp., 5.90%, 11/15/32	111	163,672

		555,079

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	45	52,997
4.20%, 05/15/47 (Call 11/15/46)	60	75,557
4.60%, 06/15/45 (Call 12/15/44)	50	66,295

		194,849

Diversified Financial Services — 1.2%
Ally Financial Inc., 8.00%, 11/01/31	210	298,374
American Express Co., 4.05%, 12/03/42	145	183,782
Blackstone Holdings Finance Co. LLC
3.50%, 09/10/49 (Call 03/10/49)(a)	55	63,404
4.00%, 10/02/47 (Call 04/02/47)(a)	20	24,601
4.45%, 07/15/45(a)	35	45,133
5.00%, 06/15/44(a)	55	76,196
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	108	137,073
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	25	26,891
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	70	96,212
5.30%, 09/15/43 (Call 03/15/43)	97	145,133
Credit Suisse USA Inc., 7.13%, 07/15/32	230	358,089
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	825	950,194
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	80	86,522
3.00%, 09/15/60 (Call 03/15/60)	145	153,538
4.25%, 09/21/48 (Call 03/21/48)	135	175,191
Invesco Finance PLC, 5.38%, 11/30/43	50	65,239
Jefferies Group LLC, 6.25%, 01/15/36	90	120,965

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	$50	$66,166
Legg Mason Inc., 5.63%, 01/15/44	70	101,086
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	85	106,600
3.80%, 11/21/46 (Call 05/21/46)	85	108,793
3.85%, 03/26/50 (Call 09/26/49)	75	97,750
3.95%, 02/26/48 (Call 08/26/47)	45	58,589
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	64	70,158
Navient Corp., 5.63%, 08/01/33	50	46,545
Quicken Loans LLC/Quicken Loans Co-Issuer Inc., 3.88%, 03/01/31 (Call 03/01/26)(a)	95	96,236
Raymond James Financial Inc., 4.95%, 07/15/46	85	117,182
Visa Inc.
2.70%, 04/15/40 (Call 10/15/39)	65	72,019
3.65%, 09/15/47 (Call 03/15/47)	35	44,772
4.15%, 12/14/35 (Call 06/14/35)	240	312,370
4.30%, 12/14/45 (Call 06/14/45)	293	403,282
Western Union Co. (The), 6.20%, 11/17/36	41	50,451

		4,758,536

Electric — 6.2%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	125	184,239
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	35	42,655
3.80%, 06/15/49 (Call 12/15/48)	55	68,157
4.00%, 12/01/46 (Call 06/01/46)	20	25,073
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	105	126,056
4.15%, 08/15/44 (Call 02/15/44)	50	63,650
6.00%, 03/01/39	80	119,798
Series A, 4.30%, 07/15/48 (Call 01/15/48)	82	109,748
Series B, 3.70%, 12/01/47 (Call 06/01/47)	85	104,630
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	65	80,187
4.15%, 03/15/46 (Call 09/15/45)	55	70,275
Appalachian Power Co., 7.00%, 04/01/38	101	157,029
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	25	29,280
3.50%, 12/01/49 (Call 06/01/49)	55	65,684
3.75%, 05/15/46 (Call 11/15/45)	55	66,788
4.20%, 08/15/48 (Call 02/15/48)	30	38,808
4.35%, 11/15/45 (Call 05/15/45)	40	51,946
4.50%, 04/01/42 (Call 10/01/41)	41	53,079
5.05%, 09/01/41 (Call 03/01/41)	25	34,057
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	70	89,653
Baltimore Gas & Electric Co.
3.75%, 08/15/47 (Call 02/15/47)	105	128,682
4.25%, 09/15/48 (Call 03/15/48)	10	13,044
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	40	46,792
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	91,879
4.25%, 10/15/50 (Call 04/15/50)(a)	65	85,372
4.45%, 01/15/49 (Call 07/15/48)	50	67,870
4.50%, 02/01/45 (Call 08/01/44)	83	108,828
5.15%, 11/15/43 (Call 05/15/43)	60	83,670
6.13%, 04/01/36	160	239,027
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	10	11,583
4.20%, 09/15/46 (Call 03/15/46)	20	24,070

Security	Par (000)	Value

Electric (continued)
4.35%, 05/01/33 (Call 02/01/33)	$95	$114,555
Calpine Corp., 5.00%, 02/01/31 (Call 02/01/26)(a)	70	74,140
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	58,783
3.95%, 03/01/48 (Call 09/01/47)	75	95,682
4.50%, 04/01/44 (Call 10/01/43)	110	146,740
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	15	19,971
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	16,416
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	90	120,513
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(g)	187	216,321
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	75	90,249
3.70%, 03/01/45 (Call 09/01/44)	135	161,085
4.00%, 03/01/49 (Call 09/01/48)	40	51,382
4.35%, 11/15/45 (Call 05/15/45)	50	65,303
4.70%, 01/15/44 (Call 07/15/43)	60	81,391
5.90%, 03/15/36	25	36,216
6.45%, 01/15/38	25	38,635
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	30	36,720
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	35	39,481
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	90	118,732
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	19,283
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	50	59,674
3.95%, 03/01/43 (Call 09/01/42)	40	47,835
4.45%, 03/15/44 (Call 09/15/43)	80	102,501
4.50%, 12/01/45 (Call 06/01/45)	65	84,302
4.50%, 05/15/58 (Call 11/15/57)	50	67,144
4.63%, 12/01/54 (Call 06/01/54)	100	135,964
5.70%, 06/15/40	15	21,209
Series 06-A, 5.85%, 03/15/36	30	41,317
Series 07-A, 6.30%, 08/15/37	25	36,850
Series 08-B, 6.75%, 04/01/38	110	168,594
Series 09-C, 5.50%, 12/01/39	20	28,049
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	80	95,963
Series A, 4.13%, 05/15/49 (Call 11/15/48)	35	44,025
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	92,313
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	45,638
Series E, 4.65%, 12/01/48 (Call 06/01/48)	70	94,520
Consorcio Transmantaro SA, 4.70%, 04/16/34(g)	200	237,704
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	56	64,686
3.50%, 08/01/51 (Call 02/01/51)	10	12,355
3.95%, 05/15/43 (Call 11/15/42)	10	12,479
4.05%, 05/15/48 (Call 11/15/47)	80	104,809
4.35%, 04/15/49 (Call 10/15/48)	60	82,308
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	60	67,668
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	10	13,215
7.00%, 06/15/38	60	92,154
Series A, 4.60%, 03/15/49 (Call 09/15/48)	55	74,868
Series B, 5.95%, 06/15/35	120	167,099
Series C, 4.05%, 09/15/42 (Call 03/15/42)	55	66,323
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	79,111
Series E, 6.30%, 03/15/33	25	35,167
Series F, 5.25%, 08/01/33	50	64,301

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	$30	$40,145
5.10%, 06/01/65 (Call 12/01/64)	70	110,967
5.30%, 05/15/33	51	68,390
5.45%, 02/01/41 (Call 08/01/40)	25	35,677
6.05%, 01/15/38	56	83,360
6.63%, 02/01/32	45	64,939
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	25	27,962
3.70%, 03/15/45 (Call 09/15/44)	55	66,945
3.70%, 06/01/46 (Call 12/01/45)	15	18,245
3.75%, 08/15/47 (Call 02/15/47)	35	43,236
3.95%, 03/01/49 (Call 09/01/48)	40	52,063
4.30%, 07/01/44 (Call 01/01/44)	30	38,865
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	31,064
Series A, 4.05%, 05/15/48 (Call 11/15/47)	65	85,300
Series C, 2.63%, 03/01/31 (Call 12/01/30)	20	22,160
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	40	46,139
3.70%, 12/01/47 (Call 06/01/47)	75	91,700
3.75%, 06/01/45 (Call 12/01/44)	50	60,833
3.88%, 03/15/46 (Call 09/15/45)	65	80,564
3.95%, 03/15/48 (Call 09/15/47)	35	44,430
4.25%, 12/15/41 (Call 06/15/41)	40	51,209
6.00%, 01/15/38	30	45,096
6.10%, 06/01/37	23	34,410
6.45%, 10/15/32	10	14,132
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	110	131,257
3.95%, 08/15/47 (Call 02/15/47)	65	80,430
4.20%, 06/15/49 (Call 12/15/48)	90	117,253
4.80%, 12/15/45 (Call 06/15/45)	70	95,022
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	50	58,161
3.85%, 11/15/42 (Call 05/15/42)	25	30,128
5.65%, 04/01/40	15	22,128
6.35%, 09/15/37	45	69,221
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	40	48,377
6.12%, 10/15/35	50	71,435
6.35%, 08/15/38	35	53,907
6.45%, 04/01/39	45	70,321
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	30	34,221
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	20	23,927
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	55	65,913
3.70%, 10/15/46 (Call 04/15/46)	50	60,812
4.10%, 05/15/42 (Call 11/15/41)	35	44,311
4.10%, 03/15/43 (Call 09/15/42)	65	81,543
4.15%, 12/01/44 (Call 06/01/44)	70	89,169
4.20%, 08/15/45 (Call 02/15/45)	70	89,906
4.38%, 03/30/44 (Call 09/30/43)	25	32,674
6.30%, 04/01/38	75	114,643
E.ON International Finance BV, 6.65%, 04/30/38(a)	90	131,981
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	11,823
6.00%, 05/15/35	26	35,632
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	65	81,957
4.88%, 01/22/44(a)	220	280,397

Security	Par (000)	Value

Electric (continued)
4.95%, 10/13/45 (Call 04/13/45)(a)	$95	$123,328
5.00%, 09/21/48 (Call 03/21/48)(a)	90	120,337
5.25%, 10/13/55 (Call 04/13/55)(a)	65	88,074
5.60%, 01/27/40(a)	5	6,768
6.00%, 01/22/2114(a)	100	144,998
6.95%, 01/26/39(a)	130	198,909
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	115	145,596
Enel Finance International NV
4.75%, 05/25/47(a)	35	46,851
6.00%, 10/07/39(a)	115	163,539
6.80%, 09/15/37(a)	100	147,178
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	75	97,466
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	10	11,889
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	55	62,692
4.00%, 03/15/33 (Call 12/15/32)	50	62,562
4.20%, 09/01/48 (Call 03/01/48)	80	104,829
4.95%, 01/15/45 (Call 01/15/25)	50	54,872
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	29,430
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	25	29,295
4.50%, 03/30/39 (Call 09/30/38)	60	75,585
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	50	59,411
4.10%, 04/01/43 (Call 10/01/42)	50	60,829
4.13%, 03/01/42 (Call 09/01/41)	56	68,465
4.25%, 12/01/45 (Call 06/01/45)	25	31,964
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	45	56,646
4.20%, 03/15/48 (Call 09/15/47)	15	19,111
5.30%, 10/01/41 (Call 04/01/41)	30	40,624
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	10	11,681
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	60	76,650
4.70%, 04/15/50 (Call 10/15/49)	100	135,141
5.10%, 06/15/45 (Call 12/15/44)	65	88,244
5.63%, 06/15/35	80	108,342
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	85	95,324
6.25%, 10/01/39	105	124,138
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	100	122,251
Series C, 7.38%, 11/15/31	140	193,291
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	29,007
5.45%, 07/15/44 (Call 01/15/44)(a)	75	93,643
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	35	43,789
3.80%, 12/15/42 (Call 06/15/42)	10	12,319
3.95%, 03/01/48 (Call 09/01/47)	55	72,176
3.99%, 03/01/49 (Call 09/01/48)	30	39,254
4.05%, 06/01/42 (Call 12/01/41)	85	108,661
4.05%, 10/01/44 (Call 04/01/44)	50	65,001
4.13%, 02/01/42 (Call 08/01/41)	40	51,376
4.13%, 06/01/48 (Call 12/01/47)	75	100,365
5.25%, 02/01/41 (Call 08/01/40)	25	35,843
5.63%, 04/01/34	50	72,248
5.69%, 03/01/40	45	67,714
5.95%, 02/01/38	75	113,572
5.96%, 04/01/39	75	115,062

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Georgia Power Co.
4.30%, 03/15/42	$55	$69,468
Series 10-C, 4.75%, 09/01/40	50	65,159
Series B, 3.70%, 01/30/50 (Call 07/30/49)	60	73,002
Great River Energy, 6.25%, 07/01/38(a)	39	48,136
Iberdrola International BV, 6.75%, 07/15/36	25	38,052
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	211	274,399
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	31	37,950
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	35	40,020
3.70%, 09/15/46 (Call 03/15/46)	35	40,949
6.25%, 07/15/39	40	58,650
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	40	53,402
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	10,975
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	75	102,963
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	30,313
5.90%, 11/15/39(a)	80	118,124
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(g)	160	185,044
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	20	23,309
3.65%, 08/01/48 (Call 02/01/48)	65	79,793
3.95%, 08/01/47 (Call 02/01/47)	90	114,351
4.25%, 05/01/46 (Call 11/01/45)	65	83,975
4.25%, 07/15/49 (Call 01/15/49)	40	54,598
5.75%, 11/01/35	25	36,532
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	15	18,057
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	55	75,512
National Grid USA, 5.80%, 04/01/35	25	32,504
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	45	59,518
4.40%, 11/01/48 (Call 05/01/48)	55	73,603
Nevada Power Co., Series R, 6.75%, 07/01/37	35	53,367
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	25	30,048
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	70	74,973
4.12%, 11/28/42(a)	50	61,563
4.28%, 10/01/34 (Call 04/01/34)(a)	70	86,495
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	81	94,998
3.60%, 05/15/46 (Call 11/15/45)	40	48,938
4.00%, 08/15/45 (Call 02/15/45)	15	19,443
4.13%, 05/15/44 (Call 11/15/43)	80	103,395
5.35%, 11/01/39	65	94,576
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	40	47,725
NRG Energy Inc., 3.63%, 02/15/31 (Call 02/15/26)(a)	70	72,414
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	59,197
5.50%, 03/15/40	10	14,640
Oglethorpe Power Corp.
5.05%, 10/01/48 (Call 04/01/48)	15	18,900
5.38%, 11/01/40	25	31,360
5.95%, 11/01/39	137	180,671
Ohio Edison Co., 6.88%, 07/15/36	30	40,894
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	115	144,358
4.15%, 04/01/48 (Call 10/01/47)	60	76,620

Security	Par (000)	Value

Electric (continued)
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	$50	$58,375
4.15%, 04/01/47 (Call 10/01/46)	15	18,372
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	40	45,715
3.75%, 04/01/45 (Call 10/01/44)	45	54,805
3.80%, 09/30/47 (Call 03/30/47)	25	31,127
3.80%, 06/01/49 (Call 12/01/48)	75	94,354
5.30%, 06/01/42 (Call 12/01/41)	105	150,341
7.25%, 01/15/33	55	85,079
7.50%, 09/01/38	30	49,573
Pacific Gas & Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	100	100,777
3.30%, 08/01/40 (Call 02/01/40)	5	5,052
3.50%, 08/01/50 (Call 02/01/50)	140	140,994
3.95%, 12/01/47 (Call 06/01/47)	200	208,810
4.50%, 07/01/40	150	169,447
4.95%, 07/01/50 (Call 01/01/50)	5	5,948
PacifiCorp
3.30%, 03/15/51 (Call 09/15/50)	80	92,321
4.10%, 02/01/42 (Call 08/01/41)	90	111,908
4.13%, 01/15/49 (Call 07/15/48)	35	45,252
5.75%, 04/01/37	50	71,198
6.00%, 01/15/39	115	171,443
6.10%, 08/01/36	45	65,306
6.25%, 10/15/37	65	96,844
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	30	33,247
3.70%, 09/15/47 (Call 03/15/47)	30	36,881
Perusahaan Listrik Negara PT
4.88%, 07/17/49(d)(g)	200	229,908
6.15%, 05/21/48(g)	200	266,502
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	35	44,498
6.50%, 11/15/37	45	68,104
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	30	35,744
4.70%, 06/01/43 (Call 12/01/42)	45	55,790
5.00%, 03/15/44 (Call 09/15/43)	90	116,636
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	20	21,965
3.95%, 06/01/47 (Call 12/01/46)	45	56,250
4.13%, 06/15/44 (Call 12/15/43)	40	50,488
4.15%, 10/01/45 (Call 04/01/45)	35	44,505
4.75%, 07/15/43 (Call 01/15/43)	50	67,163
Progress Energy Inc.
6.00%, 12/01/39	50	71,164
7.00%, 10/30/31	25	35,495
7.75%, 03/01/31	80	117,539
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	60,232
4.05%, 09/15/49 (Call 03/15/49)	20	26,282
4.10%, 06/15/48 (Call 12/15/47)	30	39,205
4.30%, 03/15/44 (Call 09/15/43)	25	32,557
6.50%, 08/01/38	45	71,493
Series 17, 6.25%, 09/01/37	41	62,614
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	34,834
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	40	41,839
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	85	103,587

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)	$60	$69,665
3.60%, 12/01/47 (Call 06/01/47)	75	91,909
3.80%, 03/01/46 (Call 09/01/45)	75	93,663
3.85%, 05/01/49 (Call 11/01/48)	25	31,936
3.95%, 05/01/42 (Call 11/01/41)	75	92,827
4.05%, 05/01/48 (Call 11/01/47)	40	52,402
5.80%, 05/01/37	55	80,292
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	50	56,489
4.22%, 06/15/48 (Call 12/15/47)	30	38,600
4.30%, 05/20/45 (Call 11/20/44)	15	19,021
5.64%, 04/15/41 (Call 10/15/40)	36	49,056
5.76%, 10/01/39	35	50,587
5.80%, 03/15/40	10	14,341
6.27%, 03/15/37	45	65,660
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	40	50,265
4.50%, 08/15/40	80	101,498
6.00%, 06/01/39	30	44,095
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	65	73,369
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(g)	200	250,382
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	80	93,444
4.00%, 02/01/48 (Call 08/01/47)	60	71,549
6.00%, 10/15/39	55	78,556
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	120	139,244
4.00%, 04/01/47 (Call 10/01/46)	139	165,552
4.05%, 03/15/42 (Call 09/15/41)	86	98,664
4.50%, 09/01/40 (Call 03/01/40)	40	48,478
4.65%, 10/01/43 (Call 04/01/43)	40	49,215
5.63%, 02/01/36	15	19,182
6.05%, 03/15/39	95	128,503
Series 04-G, 5.75%, 04/01/35	15	20,536
Series 05-E, 5.35%, 07/15/35	35	46,413
Series 08-A, 5.95%, 02/01/38	91	122,428
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	65	73,187
Series C, 3.60%, 02/01/45 (Call 08/01/44)	80	88,452
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	75	92,539
4.40%, 07/01/46 (Call 01/01/46)	109	140,600
Southern Power Co., 5.15%, 09/15/41	35	43,005
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	85	97,376
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	39,630
3.70%, 08/15/47 (Call 02/15/47)	35	41,746
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	32,797
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	25	27,867
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(d)	200	253,814
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	48,399
4.30%, 06/15/48 (Call 12/15/47)	15	19,299
4.35%, 05/15/44 (Call 11/15/43)	54	68,007
Toledo Edison Co. (The), 6.15%, 05/15/37	51	70,602
TransAlta Corp., 6.50%, 03/15/40	25	27,206
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	20	27,800

Security	Par (000)	Value

Electric (continued)
Tucson Electric Power Co., 4.00%, 06/15/50 (Call 12/15/49)	$45	$55,451
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	34,407
3.65%, 04/15/45 (Call 10/15/44)	55	66,046
3.90%, 09/15/42 (Call 03/15/42)	75	92,102
5.30%, 08/01/37	35	46,898
8.45%, 03/15/39	26	44,497
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	10	12,704
4.45%, 02/15/44 (Call 08/15/43)	55	74,789
Series B, 3.80%, 09/15/47 (Call 03/15/47)	20	25,750
Series B, 6.00%, 01/15/36	75	109,477
Series C, 4.00%, 11/15/46 (Call 05/15/46)	80	104,478
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	26,385
5.70%, 12/01/36	30	42,354
Wisconsin Power & Light Co.
3.65%, 04/01/50 (Call 10/01/49)	20	23,985
6.38%, 08/15/37	35	50,816
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	25	28,493
3.67%, 12/01/42	35	40,512
4.75%, 11/01/44 (Call 05/01/44)	30	40,467
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	50	58,783
6.50%, 07/01/36	60	88,199

		25,351,308

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	60	64,880

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	60,409
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	60	66,761
3.81%, 11/21/47 (Call 05/21/47)	25	32,337
5.38%, 03/01/41	40	58,636
5.70%, 03/15/36	50	70,801
5.70%, 03/15/37	26	37,535
Sensata Technologies Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	65	65,787

		392,266

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	75	86,098

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (Call 05/18/35)(g)	200	225,444
Bioceanico Sovereign Certificate Ltd., 0.00% 06/05/34(e)(g)	149	109,894
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(g)	200	194,218

		529,556

Entertainment — 0.0%
WMG Acquisition Corp., 3.00%, 02/15/31 (Call 02/15/26)(a)	85	82,792

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	110	122,024
6.20%, 03/01/40	35	52,435
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	46	56,567
4.10%, 03/01/45 (Call 09/01/44)	50	64,186

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
4.15%, 07/15/49 (Call 01/15/49)	$90	$119,228

		414,440

Food — 1.2%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	60	63,636
4.80%, 03/15/48 (Call 09/15/47)	45	59,550
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	93	125,478
5.40%, 11/01/48 (Call 05/01/48)	50	72,057
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	130	163,294
4.55%, 04/17/38 (Call 10/17/37)	55	71,325
5.40%, 06/15/40	30	42,639
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(g)	200	241,332
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	40	42,293
3.13%, 11/15/49 (Call 05/15/49)	51	58,264
3.38%, 08/15/46 (Call 02/15/46)	45	53,114
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	17,703
JM Smucker Co. (The)
4.25%, 03/15/35	99	121,510
4.38%, 03/15/45	61	75,772
Kellogg Co.
4.50%, 04/01/46	70	89,824
Series B, 7.45%, 04/01/31	90	134,472
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	87	127,863
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)(a)	100	111,185
4.38%, 06/01/46 (Call 12/01/45)	215	229,328
4.63%, 10/01/39 (Call 04/01/39)(a)	36	39,834
4.88%, 10/01/49 (Call 04/01/49)(a)	90	101,440
5.00%, 07/15/35 (Call 01/15/35)	75	88,329
5.00%, 06/04/42	145	166,437
5.20%, 07/15/45 (Call 01/15/45)	130	153,146
5.50%, 06/01/50 (Call 12/01/49)(a)	60	73,900
6.50%, 02/09/40	60	79,709
6.75%, 03/15/32	35	46,462
6.88%, 01/26/39	60	83,278
7.13%, 08/01/39(a)	65	91,477
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	70	82,804
3.95%, 01/15/50 (Call 07/15/49)	60	73,208
4.45%, 02/01/47 (Call 08/01/46)	50	64,105
4.65%, 01/15/48 (Call 07/15/47)	55	72,387
5.00%, 04/15/42 (Call 10/15/41)	15	19,797
5.15%, 08/01/43 (Call 02/01/43)	35	47,854
5.40%, 07/15/40 (Call 01/15/40)	25	33,535
5.40%, 01/15/49 (Call 07/15/48)	25	36,361
6.90%, 04/15/38	26	39,186
7.50%, 04/01/31	75	109,651
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	80	96,492
3.88%, 04/01/39 (Call 10/01/38)(a)	10	12,180
3.95%, 04/01/44 (Call 10/01/43)(a)	20	24,917
3.95%, 04/01/49 (Call 10/01/48)(a)	90	113,569
4.13%, 04/01/54 (Call 10/01/53)(a)	20	26,280
4.20%, 04/01/59 (Call 10/01/58)(a)	110	146,861
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	71	90,619
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	265	338,410
Safeway Inc., 7.25%, 02/01/31	25	29,126

Security	Par (000)	Value

Food (continued)
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	$55	$66,126
4.85%, 10/01/45 (Call 04/01/45)	53	66,883
5.38%, 09/21/35	16	20,838
6.60%, 04/01/40 (Call 10/01/39)	25	36,876
6.60%, 04/01/50 (Call 10/01/49)	150	232,293
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	85	112,962
4.88%, 08/15/34 (Call 02/15/34)	75	99,175
5.10%, 09/28/48 (Call 03/28/48)	40	57,564
5.15%, 08/15/44 (Call 02/15/44)	70	97,079

		5,071,789

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49
(Call 10/30/48)(d)(g)	200	233,488
Georgia-Pacific LLC, 8.88%, 05/15/31	40	64,766
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	87	114,968
4.40%, 08/15/47 (Call 02/15/47)	99	129,536
4.80%, 06/15/44 (Call 12/15/43)	50	65,863
5.15%, 05/15/46 (Call 11/15/45)	55	77,350
6.00%, 11/15/41 (Call 05/15/41)	30	43,437
7.30%, 11/15/39	51	81,944

		811,352

Gas — 0.4%
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	12,634
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	30	35,237
4.13%, 10/15/44 (Call 04/15/44)	40	50,560
4.13%, 03/15/49 (Call 09/15/48)	15	19,544
4.15%, 01/15/43 (Call 07/15/42)	55	68,850
4.30%, 10/01/48 (Call 04/01/48)	40	53,462
5.50%, 06/15/41 (Call 12/15/40)	75	107,138
Boston Gas Co., 4.49%, 02/15/42(a)	10	12,700
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48 (Call 09/15/47)(a)	50	62,749
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	20	24,404
5.85%, 01/15/41 (Call 07/15/40)	10	13,980
Eastern Energy Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	65	84,190
Series C, 3.90%, 11/15/49 (Call 05/15/49)	41	48,676
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	40	56,699
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	80	104,189
4.80%, 02/15/44 (Call 08/15/43)	100	132,747
5.25%, 02/15/43 (Call 08/15/42)	30	40,947
5.65%, 02/01/45 (Call 08/01/44)	65	94,434
5.95%, 06/15/41 (Call 12/15/40)	26	37,032
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	13,130
4.66%, 02/01/44 (Call 08/01/43)	100	131,549
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	28,306
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	47,146
5.13%, 11/15/40	20	27,418
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	35	46,076
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	44,413

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	$59	$72,626
4.40%, 05/30/47 (Call 11/30/46)	55	69,450
5.88%, 03/15/41 (Call 09/15/40)	51	72,989
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	85	97,606
4.15%, 06/01/49 (Call 12/01/48)	10	12,271
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	20	23,017
Series K, 3.80%, 09/15/46 (Call 03/15/46)	50	59,199

		1,805,368

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	35	39,606
4.10%, 03/01/48 (Call 09/01/47)	45	57,753
Stanley Black & Decker Inc.
4.85%, 11/15/48 (Call 05/15/48)	50	70,926
5.20%, 09/01/40	25	34,870

		203,155

Health Care - Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	145	201,024
4.75%, 04/15/43 (Call 10/15/42)	100	141,309
4.90%, 11/30/46 (Call 05/30/46)	185	276,102
5.30%, 05/27/40	65	96,593
6.15%, 11/30/37	78	122,480
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	25	28,641
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	80	102,159
4.70%, 03/01/49 (Call 09/01/48)	50	68,231
7.38%, 01/15/40	70	111,483
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	140	161,529
3.40%, 11/15/49 (Call 05/15/49)	97	116,157
Koninklijke Philips NV
5.00%, 03/15/42	100	136,223
6.88%, 03/11/38	20	31,316
Medtronic Inc.
4.38%, 03/15/35	215	295,238
4.63%, 03/15/45	155	219,906
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	10	10,632
4.10%, 04/01/43 (Call 10/01/42)	20	24,482
4.38%, 05/15/44 (Call 11/15/43)	85	107,099
4.63%, 03/15/46 (Call 09/15/45)	65	86,902
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	71	94,354
5.30%, 02/01/44 (Call 08/01/43)	70	101,750
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	90	104,140

		2,637,750

Health Care - Services — 1.8%
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	57	64,471
4.27%, 08/15/48 (Call 02/15/48)	26	33,705
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	25	26,805
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	65	76,545
4.13%, 11/15/42 (Call 05/15/42)	25	29,546

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 05/15/42 (Call 11/15/41)	$65	$79,769
4.75%, 03/15/44 (Call 09/15/43)	40	51,306
6.63%, 06/15/36	26	38,422
6.75%, 12/15/37	65	99,516
AHS Hospital Corp., 5.02%, 07/01/45	30	41,320
Allina Health System, Series 2019, 3.89%, 04/15/49	35	40,313
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	133	174,284
4.63%, 05/15/42	115	151,448
4.65%, 01/15/43	85	111,823
4.65%, 08/15/44 (Call 02/15/44)	155	205,006
5.10%, 01/15/44	65	91,161
5.95%, 12/15/34	50	71,796
6.38%, 06/15/37	13	18,934
Ascension Health
3.95%, 11/15/46	125	159,827
4.85%, 11/15/53	30	44,976
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	16,512
Banner Health, Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	10	10,722
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	50	61,871
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	70	87,327
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	31,613
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	30	29,956
City of Hope
Series 2013, 5.62%, 11/15/43	35	49,929
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	30	35,816
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	97	107,747
4.19%, 10/01/49 (Call 04/01/49)	81	90,041
4.35%, 11/01/42	40	46,040
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	25	27,729
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	20	23,291
DaVita Inc., 3.75%, 02/15/31 (Call 02/15/26)(a)	110	109,584
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	35	43,318
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)	30	31,993
Hackensack Meridian Health Inc.
4.50%, 07/01/57 (Call 01/01/57)	25	32,655
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	58	59,089
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)	145	186,142
5.25%, 06/15/49 (Call 12/15/48)	70	92,554
5.50%, 06/15/47 (Call 12/15/46)	115	153,325
7.50%, 11/06/33	25	33,731
7.50%, 11/15/95	15	19,131
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	80	86,110
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	45	55,467
4.63%, 12/01/42 (Call 06/01/42)	41	52,751
4.80%, 03/15/47 (Call 09/14/46)	55	74,429
4.95%, 10/01/44 (Call 04/01/44)	25	34,004
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	30	38,081
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	35	43,610

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	$30	$34,738
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	40	49,970
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	154	201,138
4.88%, 04/01/42	55	74,737
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	40	45,271
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	78	102,909
Mayo Clinic
3.77%, 11/15/43	55	64,280
Series 2016, 4.13%, 11/15/52	20	26,013
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	30	38,593
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	35	39,769
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	31,153
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	110	144,173
5.00%, 07/01/42	30	41,423
Montefiore Obligated Group
4.29%, 09/01/50	45	47,762
Series 18-C, 5.25%, 11/01/48	25	29,478
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	70	77,493
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	10	10,918
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	125	155,934
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	130	147,562
4.26%, 11/01/47 (Call 11/01/46)	10	11,687
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	40	44,130
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	15	17,718
Partners Healthcare System Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	20	22,413
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	10	10,610
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	32,310
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	59	70,975
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	80	88,071
4.70%, 03/30/45 (Call 09/30/44)	30	38,126
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	50	56,035
3.95%, 07/01/46 (Call 07/01/45)	10	11,321
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	30	34,387
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	33	41,263
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	51	60,239
Tenet Healthcare Corp., 6.88%, 11/15/31	25	25,802
Texas Health Resources, 4.33%, 11/15/55	30	39,418
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	105	123,694
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	50	53,833
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	105	116,783
3.50%, 08/15/39 (Call 02/15/39)	85	100,956
3.70%, 08/15/49 (Call 02/15/49)	115	145,427
3.75%, 10/15/47 (Call 04/15/47)	57	71,575

Security	Par (000)	Value

Health Care - Services (continued)
3.88%, 08/15/59 (Call 02/15/59)	$125	$164,699
3.95%, 10/15/42 (Call 04/15/42)	45	56,979
4.20%, 01/15/47 (Call 07/15/46)	25	33,332
4.25%, 03/15/43 (Call 09/15/42)	68	89,718
4.25%, 04/15/47 (Call 10/15/46)	80	106,582
4.25%, 06/15/48 (Call 12/15/47)	110	149,050
4.38%, 03/15/42 (Call 09/15/41)	80	105,229
4.45%, 12/15/48 (Call 06/15/48)	35	48,941
4.63%, 07/15/35	100	135,748
4.63%, 11/15/41 (Call 05/15/41)	70	95,626
4.75%, 07/15/45	147	209,581
5.80%, 03/15/36	54	79,928
5.95%, 02/15/41 (Call 08/15/40)	10	15,462
6.50%, 06/15/37	10	15,964
6.63%, 11/15/37	30	48,469
6.88%, 02/15/38	123	203,804
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	31	40,536

		7,555,276

Holding Companies - Diversified — 0.1%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	110	171,959
MDGH - GMTN BV, 3.95%, 05/21/50 (Call 11/21/49)(g)	200	239,582

		411,541

Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	65,468
PulteGroup Inc.
6.00%, 02/15/35	30	40,795
6.38%, 05/15/33	35	48,067
7.88%, 06/15/32	25	37,349

		191,679

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	111	138,834

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	30	37,114
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	100	118,697
3.90%, 05/04/47 (Call 11/04/46)	65	84,407
5.30%, 03/01/41	30	44,204
6.63%, 08/01/37	25	41,148

		325,570

Housewares — 0.0%
Newell Brands Inc.
5.88%, 04/01/36 (Call 10/01/35)	60	71,903
6.00%, 04/01/46 (Call 10/01/45)	30	37,200

		109,103

Insurance — 2.7%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	55	66,068
4.75%, 01/15/49 (Call 07/15/48)	45	61,898
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	200	213,728
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)	10	15,098
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	19,196
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	10	12,653
4.20%, 12/15/46 (Call 06/15/46)	75	98,225
4.50%, 06/15/43	60	81,175
5.35%, 06/01/33	57	79,063
5.55%, 05/09/35	60	88,520

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.95%, 04/01/36	$10	$14,451
6.50%, 05/15/67 (Call 05/15/37)(b)	35	46,200
American Financial Group Inc., 4.50%, 06/15/47 (Call 12/15/46)	45	51,877
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	182	218,871
4.38%, 01/15/55 (Call 07/15/54)	76	97,280
4.50%, 07/16/44 (Call 01/16/44)	145	186,277
4.70%, 07/10/35 (Call 01/10/35)	76	97,906
4.75%, 04/01/48 (Call 10/01/47)	140	189,486
4.80%, 07/10/45 (Call 01/10/45)	25	32,917
8.18%, 05/15/68 (Call 05/15/38)(b)	50	72,579
Aon Corp., 6.25%, 09/30/40	40	60,565
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	40	53,398
4.75%, 05/15/45 (Call 11/15/44)	44	60,364
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	65	87,738
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	35	41,245
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	73,443
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	50	66,961
4.25%, 01/15/49 (Call 07/15/48)	121	162,884
4.30%, 05/15/43	35	46,315
4.40%, 05/15/42	120	161,784
5.75%, 01/15/40	138	215,218
Berkshire Hathaway Inc., 4.50%, 02/11/43	72	99,073
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	52	54,335
Chubb Corp. (The)
6.00%, 05/11/37	16	24,188
Series 1, 6.50%, 05/15/38	20	31,892
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	32,220
4.35%, 11/03/45 (Call 05/03/45)	15	20,468
6.70%, 05/15/36	25	38,964
Cincinnati Financial Corp., 6.13%, 11/01/34	55	78,034
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	110	145,048
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	15	19,305
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	80	96,270
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37)(a)(b)	35	36,316
Genworth Holdings Inc., 6.50%, 06/15/34	35	33,521
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	35	47,575
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	45	56,911
Guardian Life Insurance Co. of America (The)
4.85%, 01/24/77(a)	45	59,943
4.88%, 06/19/64(a)	10	13,507
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	20	24,809
4.40%, 03/15/48 (Call 09/15/47)	70	92,279
5.95%, 10/15/36	15	21,043
6.10%, 10/01/41	65	97,403
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	110	130,773
3.95%, 05/15/60 (Call 11/15/59)(a)	60	71,479
Lincoln National Corp.
3.40%, 01/15/31 (Call 10/15/30)	50	56,523
4.35%, 03/01/48 (Call 09/01/47)	50	62,076

Security	Par (000)	Value

Insurance (continued)
4.38%, 06/15/50 (Call 12/15/49)	$30	$37,783
7.00%, 06/15/40	50	75,603
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	70	82,915
Manulife Financial Corp., 5.38%, 03/04/46	75	109,929
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	32,932
4.30%, 11/01/47 (Call 05/01/47)	35	43,987
5.00%, 04/05/46	45	61,227
5.00%, 05/20/49 (Call 11/20/48)	55	75,761
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	85	113,334
4.35%, 01/30/47 (Call 07/30/46)	35	47,251
4.75%, 03/15/39 (Call 09/15/38)	50	67,616
4.90%, 03/15/49 (Call 09/15/48)	65	95,311
5.88%, 08/01/33	25	35,933
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	32,156
3.73%, 10/15/70(a)	71	77,957
4.90%, 04/01/77(a)	60	80,772
MetLife Inc.
4.05%, 03/01/45	75	95,956
4.13%, 08/13/42	111	141,327
4.60%, 05/13/46 (Call 11/13/45)	30	41,295
4.72%, 12/15/44	75	103,250
4.88%, 11/13/43	151	213,795
5.70%, 06/15/35	81	118,641
6.38%, 06/15/34	78	119,591
6.40%, 12/15/66 (Call 12/15/31)	130	166,928
6.50%, 12/15/32	60	90,378
10.75%, 08/01/69 (Call 08/01/34)	31	52,141
Nationwide Financial Services Inc.
5.30%, 11/18/44(a)	105	124,658
6.75%, 05/15/87	20	23,739
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	150	176,428
7.88%, 04/01/33(a)	100	144,385
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	65	76,976
5.88%, 05/15/33(a)	157	215,815
6.75%, 11/15/39(a)	170	262,043
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	203	231,765
3.85%, 09/30/47 (Call 03/30/47)(a)	25	29,631
6.06%, 03/30/40(a)	10	14,487
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)	130	140,235
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	12,546
4.35%, 05/15/43	46	57,333
4.63%, 09/15/42	105	133,922
Progressive Corp. (The)
3.95%, 03/26/50 (Call 09/26/49)	15	19,704
4.13%, 04/15/47 (Call 10/15/46)	122	162,788
4.20%, 03/15/48 (Call 09/15/47)	50	67,209
4.35%, 04/25/44	45	59,982
Provident Financing Trust I, 7.41%, 03/15/38(d)	25	28,969
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	80	96,048
3.91%, 12/07/47 (Call 06/07/47)	120	145,932
3.94%, 12/07/49 (Call 06/07/49)	95	115,581

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.35%, 02/25/50 (Call 08/25/49)	$50	$65,141
4.42%, 03/27/48 (Call 09/27/47)	40	52,068
4.60%, 05/15/44	53	69,195
5.70%, 12/14/36	66	95,637
6.63%, 12/01/37	55	82,504
Securian Financial Group Inc., 4.80%, 04/15/48(a)	60	76,747
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	17,969
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	85	106,030
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	40	43,301
4.27%, 05/15/47 (Call 11/15/46)(a)	140	172,855
4.90%, 09/15/44(a)	155	206,999
6.85%, 12/16/39(a)	102	157,560
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	63,922
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	80	100,006
4.00%, 05/30/47 (Call 11/30/46)	30	39,089
4.05%, 03/07/48 (Call 09/07/47)	10	13,239
4.10%, 03/04/49 (Call 09/04/48)	45	59,850
4.30%, 08/25/45 (Call 02/25/45)	55	73,053
4.60%, 08/01/43	30	40,989
5.35%, 11/01/40	10	14,705
6.25%, 06/15/37	50	77,006
6.75%, 06/20/36	111	175,576
Travelers Property Casualty Corp., 6.38%, 03/15/33	20	30,120
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	25	26,132
5.75%, 08/15/42	55	66,804
Voya Financial Inc.
4.80%, 06/15/46	15	18,996
5.70%, 07/15/43	45	61,801
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a) .	45	59,837
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	32,400
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	80	112,598
WR Berkley Corp., 4.75%, 08/01/44	40	51,730
XLIT Ltd.
5.25%, 12/15/43	25	35,928
5.50%, 03/31/45	60	82,911

		11,153,981

Internet — 0.6%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	240	303,490
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	300	291,450
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	90	95,050
2.70%, 06/03/60 (Call 12/03/59)	150	162,775
3.88%, 08/22/37 (Call 02/22/37)	183	231,597
4.05%, 08/22/47 (Call 02/22/47)	277	370,360
4.25%, 08/22/57 (Call 02/22/57)	160	227,386
4.80%, 12/05/34 (Call 06/05/34)	166	229,815
4.95%, 12/05/44 (Call 06/05/44)	100	147,432
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	86	99,506
JD.com Inc., 4.13%, 01/14/50	55	61,299
Tencent Holdings Ltd., 4.53%, 04/11/49 (Call 10/11/48)(g)	200	255,284

		2,475,444

Iron & Steel — 0.2%
ArcelorMittal SA
7.00%, 03/01/41	30	39,314

Security	Par (000)	Value

Iron & Steel (continued)
7.25%, 10/15/39	$56	$74,518
Cleveland-Cliffs Inc., 6.25%, 10/01/40	20	17,915
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	25	33,532
5.20%, 08/01/43 (Call 02/01/43)	74	106,597
6.40%, 12/01/37	40	61,879
U.S. Steel Corp., 6.65%, 06/01/37	25	20,814
Vale Overseas Ltd.
6.88%, 11/21/36	142	201,150
6.88%, 11/10/39	130	188,171
Vale SA, 5.63%, 09/11/42	50	65,261

		809,151

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	25	27,472

Lodging — 0.0%
Hilton Domestic Operating Co. Inc., 4.00%, 05/01/31 (Call 05/01/26)(a)	70	73,679

Machinery — 0.3%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	35	41,673
3.25%, 04/09/50 (Call 10/09/49)	55	65,444
3.80%, 08/15/42	75	95,696
4.30%, 05/15/44 (Call 11/15/43)	70	93,939
4.75%, 05/15/64 (Call 11/15/63)	45	67,582
5.20%, 05/27/41	81	118,838
6.05%, 08/15/36	65	96,450
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	21,615
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	65	72,997
3.75%, 04/15/50 (Call 10/15/49)	65	84,711
3.90%, 06/09/42 (Call 12/09/41)	104	133,766
Dover Corp.
5.38%, 10/15/35	35	46,864
5.38%, 03/01/41 (Call 12/01/40)	45	57,150
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	35	38,455
3.36%, 02/15/50 (Call 08/15/49)	70	80,776
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	88	118,837
Xylem Inc./NY
2.25%, 01/30/31 (Call 10/30/30)	75	79,194
4.38%, 11/01/46 (Call 05/01/46)	20	24,716

		1,338,703

Manufacturing — 0.8%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	35	39,290
3.25%, 08/26/49 (Call 02/26/49)	10	11,601
3.63%, 10/15/47 (Call 04/15/47)	35	42,586
3.70%, 04/15/50 (Call 10/15/49)	60	74,414
3.88%, 06/15/44	50	61,537
4.00%, 09/14/48 (Call 03/14/48)	95	122,696
5.70%, 03/15/37	62	90,523
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	15	18,371
4.00%, 11/02/32	50	60,994
4.15%, 11/02/42	70	88,096
General Electric Co.
4.13%, 10/09/42	74	82,904
4.25%, 05/01/40 (Call 11/01/39)	190	215,901

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.35%, 05/01/50 (Call 11/01/49)	$180	$210,929
4.50%, 03/11/44	85	99,582
5.88%, 01/14/38	196	253,685
6.15%, 08/07/37	55	72,318
6.75%, 03/15/32	215	292,280
6.88%, 01/10/39	175	247,823
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	100	126,278
4.88%, 09/15/41 (Call 03/15/41)	51	70,568
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	79	99,713
4.10%, 03/01/47 (Call 09/01/46)	20	25,022
4.20%, 11/21/34 (Call 05/21/34)	60	74,269
4.45%, 11/21/44 (Call 05/21/44)	60	77,206
6.25%, 05/15/38	10	14,267
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	335,797
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	75	95,345
5.75%, 06/15/43	65	94,454

		3,098,449

Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	260	269,656
4.50%, 05/01/32 (Call 05/01/26)(a)	125	132,009
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	200	209,052
3.85%, 04/01/61 (Call 10/01/60)	155	158,935
4.80%, 03/01/50 (Call 09/01/49)	55	65,856
5.13%, 07/01/49 (Call 01/01/49)	110	135,257
5.38%, 04/01/38 (Call 10/01/37)	140	176,224
5.38%, 05/01/47 (Call 11/01/46)	200	252,386
5.75%, 04/01/48 (Call 10/01/47)	187	247,250
6.38%, 10/23/35 (Call 04/23/35)	205	285,426
6.48%, 10/23/45 (Call 04/23/45)	236	338,188
6.83%, 10/23/55 (Call 04/23/55)	30	45,310
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	200	198,770
2.65%, 08/15/62 (Call 02/15/62)	155	156,710
2.80%, 01/15/51 (Call 07/15/50)	25	26,281
3.20%, 07/15/36 (Call 01/15/36)	80	91,370
3.25%, 11/01/39 (Call 05/01/39)	111	126,647
3.40%, 07/15/46 (Call 01/15/46)	160	185,182
3.45%, 02/01/50 (Call 08/01/49)	145	170,723
3.75%, 04/01/40 (Call 10/01/39)	130	157,838
3.90%, 03/01/38 (Call 09/01/37)	80	98,151
3.97%, 11/01/47 (Call 05/01/47)	154	193,961
4.00%, 08/15/47 (Call 02/15/47)	105	132,559
4.00%, 03/01/48 (Call 09/01/47)	70	88,619
4.00%, 11/01/49 (Call 05/01/49)	151	193,211
4.05%, 11/01/52 (Call 05/01/52)	146	189,269
4.20%, 08/15/34 (Call 02/15/34)	50	63,016
4.25%, 01/15/33	134	167,383
4.40%, 08/15/35 (Call 02/25/35)	85	108,930
4.50%, 01/15/43	30	40,078
4.60%, 10/15/38 (Call 04/15/38)	174	229,630
4.60%, 08/15/45 (Call 02/15/45)	145	195,957
4.65%, 07/15/42	110	148,673
4.70%, 10/15/48 (Call 04/15/48)	260	366,899
4.75%, 03/01/44	85	117,902

Security	Par (000)	Value

Media (continued)
4.95%, 10/15/58 (Call 04/15/58)	$135	$205,999
5.65%, 06/15/35	40	57,039
6.40%, 05/15/38	54	84,204
6.40%, 03/01/40	30	47,516
6.45%, 03/15/37	35	53,622
6.50%, 11/15/35	85	132,072
6.95%, 08/15/37	140	225,705
7.05%, 03/15/33	42	64,391
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	121	151,262
4.60%, 08/15/47 (Call 02/15/47)(a)	70	90,810
4.70%, 12/15/42(a)	50	63,476
4.80%, 02/01/35 (Call 08/01/34)(a)	30	37,883
8.38%, 03/01/39(a)	5	8,586
CSC Holdings LLC, 4.13%, 12/01/30 (Call 12/01/25)(a)	200	206,764
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)(a)	311	345,561
4.65%, 05/15/50 (Call 11/15/49)	80	97,349
5.00%, 09/20/37 (Call 03/20/37)	70	88,374
5.30%, 05/15/49 (Call 11/15/48)	36	46,697
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	100	138,368
5.58%, 01/25/49 (Call 07/25/48)	100	145,816
Grupo Televisa SAB
6.13%, 01/31/46 (Call 06/30/45)	200	271,098
6.63%, 01/15/40	25	34,189
NBCUniversal Media LLC
4.45%, 01/15/43	50	66,073
5.95%, 04/01/41	110	168,373
6.40%, 04/30/40	10	15,679
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	19,889
5.85%, 04/15/40	70	95,119
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	82	93,871
5.50%, 09/01/41 (Call 03/01/41)	100	127,221
5.88%, 11/15/40 (Call 05/15/40)	90	118,825
6.55%, 05/01/37	120	166,058
6.75%, 06/15/39	45	64,001
7.30%, 07/01/38	150	220,221
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	61	95,003
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	40	42,508
3.70%, 12/01/42	35	40,942
4.13%, 06/01/44	70	87,912
4.38%, 08/16/41	50	63,521
Series B, 7.00%, 03/01/32	51	76,399
Series E, 4.13%, 12/01/41	55	68,082
ViacomCBS Inc.
4.20%, 05/19/32 (Call 02/19/32)	15	17,758
4.38%, 03/15/43	75	87,262
4.60%, 01/15/45 (Call 07/15/44)	60	70,612
4.85%, 07/01/42 (Call 01/01/42)	59	71,312
4.90%, 08/15/44 (Call 02/15/44)	45	54,787
4.95%, 01/15/31 (Call 11/15/30)	25	31,075
4.95%, 05/19/50 (Call 11/19/49)	130	165,743
5.25%, 04/01/44 (Call 10/01/43)	50	64,230
5.50%, 05/15/33	35	44,446
5.85%, 09/01/43 (Call 03/01/43)	55	75,236
5.90%, 10/15/40 (Call 04/15/40)	15	19,767

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.88%, 04/30/36	$79	$113,099
Walt Disney Co. (The)
2.65%, 01/13/31	55	59,933
2.75%, 09/01/49 (Call 03/01/49)	165	169,206
3.50%, 05/13/40 (Call 11/13/39)	125	145,415
3.60%, 01/13/51 (Call 07/13/50)	200	237,676
4.63%, 03/23/40 (Call 09/23/39)	50	65,955
4.70%, 03/23/50 (Call 09/23/49)	135	187,808
4.75%, 09/15/44 (Call 03/15/44)	60	80,678
4.75%, 11/15/46 (Call 05/15/46)	35	47,013
4.95%, 10/15/45 (Call 04/15/45)	70	94,511
5.40%, 10/01/43	70	100,909
6.15%, 03/01/37	26	37,749
6.15%, 02/15/41	41	61,995
6.20%, 12/15/34	121	182,265
6.40%, 12/15/35	115	176,440
6.65%, 11/15/37	65	101,148
7.75%, 12/01/45	10	17,767

		12,571,581

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	80	93,724
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	15	17,165

		110,889

Mining — 0.9%
Barrick Gold Corp.
5.25%, 04/01/42	77	106,640
6.45%, 10/15/35	55	77,889
Barrick North America Finance LLC
5.70%, 05/30/41	54	77,459
5.75%, 05/01/43	88	130,044
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	45	65,649
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	115	147,574
5.00%, 09/30/43	145	211,082
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	231,840
4.38%, 02/05/49 (Call 08/05/48)(g)	200	243,086
4.50%, 08/01/47 (Call 02/01/47)(g)	200	245,748
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	55	68,201
5.45%, 03/15/43 (Call 09/15/42)	130	161,972
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	35	42,828
6.00%, 11/15/41(a)	50	63,045
6.90%, 11/15/37(a)	24	32,397
Indonesia Asahan Aluminium Persero PT, 5.80%, 05/15/50 (Call 11/15/49)(g)	200	246,802
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(g)	200	226,890
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	30	36,504
5.75%, 11/15/41(a)	30	41,630
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	105	143,263
5.45%, 06/09/44 (Call 12/09/43)	35	50,338
5.88%, 04/01/35	50	72,848
6.25%, 10/01/39	90	136,407
Rio Tinto Alcan Inc.
5.75%, 06/01/35	60	86,306
6.13%, 12/15/33	12	17,957

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	$15	$21,763
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	110	142,546
4.75%, 03/22/42 (Call 09/22/41)	50	69,032
Southern Copper Corp.
5.25%, 11/08/42	145	191,731
5.88%, 04/23/45	143	202,612
6.75%, 04/16/40	15	22,233
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	27,981
5.40%, 02/01/43 (Call 08/01/42)	50	57,394
6.00%, 08/15/40 (Call 02/15/40)	25	30,145
6.13%, 10/01/35	40	50,430
6.25%, 07/15/41 (Call 01/15/41)	56	69,679

		3,849,945

Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	45	47,664

Oil & Gas — 4.3%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	55	53,780
4.75%, 04/15/43 (Call 10/15/42)	44	43,878
5.10%, 09/01/40 (Call 03/01/40)	100	103,145
5.25%, 02/01/42 (Call 08/01/41)	40	41,446
5.35%, 07/01/49 (Call 01/01/49)	40	39,668
6.00%, 01/15/37	35	36,845
7.38%, 08/15/47	10	10,712
BP Capital Markets America Inc., 3.00%, 02/24/50 (Call 08/24/49)	200	207,870
Burlington Resources LLC
5.95%, 10/15/36	60	82,834
7.20%, 08/15/31	90	132,540
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	90	109,619
6.25%, 03/15/38	110	140,786
6.75%, 02/01/39	35	45,515
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	15	13,450
5.25%, 06/15/37 (Call 12/15/36)	30	31,400
5.40%, 06/15/47 (Call 12/15/46)	60	63,955
6.75%, 11/15/39	100	118,906
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	100	111,011
3.08%, 05/11/50 (Call 11/11/49)	85	94,715
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	260,454
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	239,656
CNOOC Petroleum North America ULC
6.40%, 05/15/37	50	72,028
7.88%, 03/15/32	100	151,259
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	20	26,618
4.88%, 10/01/47 (Call 04/01/47)	120	159,490
Conoco Funding Co., 7.25%, 10/15/31	75	110,564
ConocoPhillips
5.90%, 10/15/32	60	80,767
5.90%, 05/15/38	72	102,245
6.50%, 02/01/39	40	60,819
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	52	65,471
5.95%, 03/15/46 (Call 09/15/45)	80	121,878

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	$60	$56,017
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	74	80,266
5.00%, 06/15/45 (Call 12/15/44)	65	73,678
5.60%, 07/15/41 (Call 01/15/41)	85	99,226
Ecopetrol SA
5.88%, 05/28/45	200	237,816
7.38%, 09/18/43	50	67,416
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	100	116,647
4.95%, 04/15/50 (Call 10/15/49)	55	75,525
Equinor ASA
3.70%, 04/06/50 (Call 10/06/49)	125	150,549
3.95%, 05/15/43	162	197,446
4.25%, 11/23/41	50	62,584
4.80%, 11/08/43	80	107,358
5.10%, 08/17/40	45	62,502
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	75	80,035
3.45%, 04/15/51 (Call 10/15/50)	55	62,799
3.57%, 03/06/45 (Call 09/06/44)	121	138,370
4.11%, 03/01/46 (Call 09/01/45)	245	300,652
4.23%, 03/19/40 (Call 09/19/39)	200	248,306
4.33%, 03/19/50 (Call 09/19/49)	265	343,106
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(g)	200	289,498
Hess Corp.
5.60%, 02/15/41	50	58,796
5.80%, 04/01/47 (Call 10/01/46)	85	104,010
6.00%, 01/15/40	60	72,931
7.13%, 03/15/33	45	56,640
7.30%, 08/15/31	46	56,971
Husky Energy Inc., 6.80%, 09/15/37	55	67,580
KazMunayGas National Co. JSC, 6.38%, 10/24/48(g)	250	355,817
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	25	27,390
6.60%, 10/01/37	66	77,871
6.80%, 03/15/32	20	23,609
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	50	53,482
4.75%, 09/15/44 (Call 03/15/44)	50	55,757
5.00%, 09/15/54 (Call 03/15/54)	25	27,579
6.50%, 03/01/41 (Call 09/01/40)	103	131,352
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	85	100,909
Murphy Oil Corp., 6.38%, 12/01/42 (Call 06/01/42)	25	20,082
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	65	89,567
5.05%, 11/15/44 (Call 05/15/44)	85	116,126
5.25%, 11/15/43 (Call 05/15/43)	50	69,321
6.00%, 03/01/41 (Call 09/01/40)	88	128,927
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	40	31,354
4.20%, 03/15/48 (Call 09/15/47)	75	60,284
4.30%, 08/15/39 (Call 02/15/39)	51	42,044
4.40%, 04/15/46 (Call 10/15/45)	75	63,005
4.40%, 08/15/49 (Call 02/15/49)	40	32,706
4.50%, 07/15/44 (Call 01/15/44)	50	41,624
4.63%, 06/15/45 (Call 12/15/44)	50	41,522
6.20%, 03/15/40	54	50,749
6.45%, 09/15/36	125	121,950

Security	Par (000)	Value

Oil & Gas (continued)
6.60%, 03/15/46 (Call 09/15/45)	$85	$83,043
7.50%, 05/01/31	62	65,266
7.88%, 09/15/31	40	42,477
7.95%, 06/15/39	25	26,501
Ovintiv Inc.
6.50%, 08/15/34	54	57,937
6.50%, 02/01/38	40	42,428
6.63%, 08/15/37	40	42,240
7.20%, 11/01/31	26	28,956
7.38%, 11/01/31	20	22,476
Pertamina Persero PT
5.63%, 05/20/43(g)	200	249,612
6.00%, 05/03/42(g)	200	257,630
6.45%, 05/30/44(g)	200	274,364
Petrobras Global Finance BV
6.75%, 01/27/41	100	120,679
6.85%, 06/05/2115	200	234,666
6.88%, 01/20/40	14	16,867
6.90%, 03/19/49	345	417,802
7.25%, 03/17/44	130	161,599
Petroleos del Peru SA, 4.75%, 06/19/32(g)	200	227,992
Petroleos Mexicanos
5.50%, 06/27/44	100	79,992
5.63%, 01/23/46	100	80,020
5.95%, 01/28/31 (Call 10/28/30)	400	372,136
6.35%, 02/12/48	100	83,840
6.38%, 01/23/45	220	184,844
6.50%, 06/02/41	175	151,119
6.63%, 06/15/35	100	92,246
6.75%, 09/21/47	464	397,643
6.95%, 01/28/60 (Call 07/28/59)	100	85,747
7.69%, 01/23/50 (Call 07/23/49)	500	461,045
Petronas Capital Ltd.
4.50%, 03/18/45(g)	200	267,600
4.55%, 04/21/50 (Call 10/21/49)(g)	300	402,486
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	129	153,229
4.88%, 11/15/44 (Call 05/15/44)	140	177,213
5.88%, 05/01/42	65	88,441
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(a)	400	402,288
4.25%, 04/16/39(g)	200	233,248
4.38%, 04/16/49(g)	200	243,784
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	121	133,289
3.25%, 04/06/50 (Call 10/06/49)	140	158,061
3.75%, 09/12/46	120	144,114
4.00%, 05/10/46	150	185,697
4.13%, 05/11/35	137	171,357
4.38%, 05/11/45	140	179,886
4.55%, 08/12/43	69	90,893
5.50%, 03/25/40	85	123,003
6.38%, 12/15/38	231	359,318
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(g)	300	369,642
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	50	54,250
5.35%, 07/15/33	20	23,492
5.95%, 12/01/34	55	68,424
6.50%, 06/15/38	85	113,290

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.80%, 05/15/38	$95	$128,263
6.85%, 06/01/39	30	40,587
7.15%, 02/01/32	31	40,552
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(g)	200	193,578
Total Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	105	114,446
3.13%, 05/29/50 (Call 11/29/49)	105	114,632
3.46%, 07/12/49 (Call 01/12/49)	155	180,096
Valero Energy Corp.
4.90%, 03/15/45	80	92,142
6.63%, 06/15/37	130	170,379
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(g)	50	31,590

		17,573,512

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	88	101,350
Baker Hughes Holdings LLC, 5.13%, 09/15/40	85	109,280
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	52,901
4.75%, 08/01/43 (Call 02/01/43)	73	78,704
4.85%, 11/15/35 (Call 05/15/35)	101	114,711
5.00%, 11/15/45 (Call 05/15/45)	100	112,983
6.70%, 09/15/38	113	146,676
7.45%, 09/15/39	30	42,089
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	94	91,023

		849,717

Packaging & Containers — 0.2%
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(g)	200	250,270
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	35	43,592
Sealed Air Corp., 6.88%, 07/15/33(a)	45	59,656
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	64	87,442
WestRock MWV LLC, 7.95%, 02/15/31	15	21,338
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	65	71,529
4.20%, 06/01/32 (Call 03/01/32)	70	84,733

		618,560

Pharmaceuticals — 3.7%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	270	328,128
4.25%, 11/21/49 (Call 05/21/49)	410	518,088
4.30%, 05/14/36 (Call 11/14/35)	90	111,191
4.40%, 11/06/42	190	239,124
4.45%, 05/14/46 (Call 11/14/45)	130	164,748
4.50%, 05/14/35 (Call 11/14/34)	190	240,971
4.55%, 03/15/35 (Call 09/15/34)	164	208,147
4.63%, 10/01/42 (Call 04/01/42)	25	32,109
4.70%, 05/14/45 (Call 11/14/44)	200	260,740
4.75%, 03/15/45 (Call 09/15/44)	90	117,963
4.85%, 06/15/44 (Call 12/15/43)	83	109,932
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	50	59,253
4.30%, 12/15/47 (Call 06/15/47)	60	73,124
AstraZeneca PLC
4.00%, 09/18/42	111	139,285
4.38%, 11/16/45	73	97,702
4.38%, 08/17/48 (Call 02/17/48)	70	95,487
6.45%, 09/15/37	210	325,607
Bausch Health Companies Inc., 5.25%, 02/15/31 (Call 02/15/26)(a)	75	75,793

Security	Par (000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	$10	$10,768
4.20%, 07/15/34 (Call 01/15/34)(a)	195	214,952
4.40%, 07/15/44 (Call 01/15/44)(a)	145	168,770
4.70%, 07/15/64 (Call 01/15/64)(a)	111	129,598
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	30	35,457
4.67%, 06/06/47 (Call 12/06/46)	101	132,239
4.69%, 12/15/44 (Call 06/15/44)	104	134,759
Bristol-Myers Squibb Co.
3.25%, 08/01/42	130	151,000
4.13%, 06/15/39 (Call 12/15/38)	235	302,687
4.25%, 10/26/49 (Call 04/26/49)	310	420,354
4.35%, 11/15/47 (Call 05/15/47)	90	122,083
4.63%, 05/15/44 (Call 11/15/43)	125	170,754
5.00%, 08/15/45 (Call 02/15/45)	85	123,479
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	46	53,861
4.50%, 11/15/44 (Call 05/15/44)	45	52,121
4.60%, 03/15/43	25	28,841
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	55	60,918
3.40%, 03/15/50 (Call 09/15/49)	115	129,843
3.88%, 10/15/47 (Call 04/15/47)	100	119,617
4.80%, 08/15/38 (Call 02/15/38)	109	142,125
4.80%, 07/15/46 (Call 01/16/46)	105	139,860
4.90%, 12/15/48 (Call 06/15/48)	200	275,318
6.13%, 11/15/41	46	68,800
CVS Health Corp.
4.13%, 04/01/40 (Call 10/01/39)	45	53,776
4.25%, 04/01/50 (Call 10/01/49)	85	106,621
4.78%, 03/25/38 (Call 09/25/37)	365	462,685
4.88%, 07/20/35 (Call 01/20/35)	95	122,616
5.05%, 03/25/48 (Call 09/25/47)	585	788,492
5.13%, 07/20/45 (Call 01/20/45)	211	284,023
5.30%, 12/05/43 (Call 06/05/43)	77	103,776
6.13%, 09/15/39	45	65,483
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	130	126,766
3.95%, 03/15/49 (Call 09/15/48)	190	250,384
4.15%, 03/15/59 (Call 09/15/58)	135	185,536
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	133	172,039
5.38%, 04/15/34	65	92,934
6.38%, 05/15/38	126	200,102
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	166	199,964
3.50%, 01/15/48 (Call 07/15/47)	68	85,424
3.63%, 03/03/37 (Call 09/03/36)	187	230,173
3.70%, 03/01/46 (Call 09/01/45)	175	224,630
3.75%, 03/03/47 (Call 09/03/46)	70	91,047
4.38%, 12/05/33 (Call 06/05/33)	79	105,102
4.50%, 09/01/40	60	82,633
4.50%, 12/05/43 (Call 06/05/43)	70	99,014
4.95%, 05/15/33	50	69,276
5.85%, 07/15/38	10	15,566
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	66	81,404
6.00%, 03/01/41 (Call 09/01/40)	15	20,366

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	$60	$80,986
5.90%, 11/01/39	20	29,803
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	15	15,679
2.45%, 06/24/50 (Call 12/24/49)	190	197,714
3.60%, 09/15/42 (Call 03/15/42)	111	138,092
3.70%, 02/10/45 (Call 08/10/44)	195	243,820
3.90%, 03/07/39 (Call 09/07/38)	25	31,684
4.00%, 03/07/49 (Call 09/07/48)	10	13,238
4.15%, 05/18/43	145	190,542
6.50%, 12/01/33	65	101,367
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	10	13,256
5.40%, 11/29/43 (Call 05/29/43)	40	53,168
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	140	153,819
3.70%, 09/21/42	40	49,805
4.00%, 11/20/45 (Call 05/20/45)	95	124,383
4.40%, 05/06/44	72	99,650
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	37,140
2.70%, 05/28/50 (Call 11/28/49)	140	149,785
3.90%, 03/15/39 (Call 09/15/38)	45	55,977
4.00%, 12/15/36	85	108,382
4.00%, 03/15/49 (Call 09/15/48)	45	58,940
4.10%, 09/15/38 (Call 03/15/38)	55	70,291
4.13%, 12/15/46	137	180,091
4.20%, 09/15/48 (Call 03/15/48)	105	140,641
4.30%, 06/15/43	85	112,241
4.40%, 05/15/44	65	87,277
5.60%, 09/15/40	30	44,026
7.20%, 03/15/39	95	162,725
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	211,832
3.38%, 07/09/60 (Call 01/09/60)	40	44,165
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	10,691
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	143,128
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	100	132,008
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)(a)	145	163,702
4.00%, 06/22/50 (Call 12/22/49)(a)	115	131,117
Wyeth LLC
5.95%, 04/01/37	175	264,054
6.00%, 02/15/36	25	36,919
6.50%, 02/01/34	76	118,398
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	15	16,400
3.95%, 09/12/47 (Call 03/12/47)	75	94,601
4.70%, 02/01/43 (Call 08/01/42)	145	197,178

		15,014,143

Pipelines — 2.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(g)	200	247,800
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	35	32,291
5.85%, 11/15/43 (Call 05/15/43)	30	28,408
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	90	101,382
3.40%, 01/15/38 (Call 07/15/37)(a)	40	43,688

Security	Par (000)	Value

Pipelines (continued)
Colonial Pipeline Co., 7.63%, 04/15/32(a)	$25	$36,528
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	55	74,078
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	23,321
6.45%, 11/03/36(a)	25	25,425
6.75%, 09/15/37(a)	35	36,132
Enable Midstream Partners LP, 5.00%, 05/15/44
(Call 11/15/43)	40	34,726
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	56,028
7.38%, 10/15/45 (Call 04/15/45)	55	82,488
Series B, 7.50%, 04/15/38	30	42,149
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	35	40,338
5.50%, 12/01/46 (Call 05/29/46)	73	97,517
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	70	73,460
5.00%, 05/15/50 (Call 11/15/49)	185	194,437
5.15%, 03/15/45 (Call 09/15/44)	50	51,735
5.30%, 04/15/47 (Call 10/15/46)	65	68,417
5.95%, 10/01/43 (Call 04/01/43)	70	76,644
6.00%, 06/15/48 (Call 12/15/47)	75	84,381
6.05%, 06/01/41 (Call 12/01/40)	75	82,861
6.13%, 12/15/45 (Call 06/15/45)	45	50,863
6.25%, 04/15/49 (Call 10/15/48)	40	46,746
6.50%, 02/01/42 (Call 08/01/41)	80	91,990
6.63%, 10/15/36	60	70,439
7.50%, 07/01/38	25	31,036
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	39	28,406
5.45%, 06/01/47 (Call 12/01/46)	40	29,746
5.60%, 04/01/44 (Call 10/01/43)	15	11,051
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	125	145,774
4.45%, 02/15/43 (Call 08/15/42)	84	98,964
4.80%, 02/01/49 (Call 08/01/48)	70	88,212
4.85%, 08/15/42 (Call 02/15/42)	158	194,040
4.85%, 03/15/44 (Call 09/15/43)	99	121,345
4.95%, 10/15/54 (Call 04/15/54)	50	62,033
5.10%, 02/15/45 (Call 08/15/44)	179	227,777
5.70%, 02/15/42	60	79,883
5.95%, 02/01/41	87	117,869
6.13%, 10/15/39	60	81,566
6.45%, 09/01/40	85	119,706
7.55%, 04/15/38	41	60,783
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	40	39,642
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	62,060
5.00%, 08/15/42 (Call 02/15/42)	55	63,547
5.00%, 03/01/43 (Call 09/01/42)	65	75,107
5.40%, 09/01/44 (Call 03/01/44)	65	79,643
5.50%, 03/01/44 (Call 09/01/43)	55	68,207
5.80%, 03/15/35	25	31,227
6.38%, 03/01/41	90	115,938
6.55%, 09/15/40	55	72,451
6.95%, 01/15/38	61	82,144
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	50	48,762

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.05%, 02/15/46 (Call 08/15/45)	$50	$59,535
5.20%, 03/01/48 (Call 09/01/47)	85	105,411
5.30%, 12/01/34 (Call 06/01/34)	95	114,555
5.55%, 06/01/45 (Call 12/01/44)	55	69,728
7.75%, 01/15/32	100	142,641
7.80%, 08/01/31	75	105,544
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	20	22,263
4.25%, 09/15/46 (Call 03/15/46)	25	27,857
4.85%, 02/01/49 (Call 08/01/48)	55	66,877
5.15%, 10/15/43 (Call 04/15/43)	70	85,195
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	180	200,257
4.70%, 04/15/48 (Call 10/15/47)	80	89,926
5.20%, 03/01/47 (Call 09/01/46)	55	64,773
5.20%, 12/01/47 (Call 06/01/47)	65	76,220
5.50%, 02/15/49 (Call 08/15/48)	97	120,477
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	60	79,348
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	59,799
4.95%, 07/13/47 (Call 01/06/47)	25	26,378
5.20%, 07/15/48 (Call 01/15/48)	100	108,906
6.35%, 01/15/31 (Call 10/15/30)	20	24,742
7.15%, 01/15/51 (Call 07/15/50)	35	45,780
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	30	34,622
6.20%, 09/15/43 (Call 03/15/43)	90	105,214
6.85%, 10/15/37	40	48,249
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	95	102,616
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	70	68,839
4.90%, 02/15/45 (Call 08/15/44)	50	50,382
5.15%, 06/01/42 (Call 12/01/41)	70	72,839
6.65%, 01/15/37	25	29,105
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	20	21,196
7.50%, 07/15/38(a)	25	26,689
Sabal Trail Transmission LLC, 4.68%, 05/01/38
(Call 11/01/37)(a)	65	77,823
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	60	68,585
5.95%, 09/25/43 (Call 03/25/43)	35	44,504
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	35	34,843
5.30%, 04/01/44 (Call 10/01/43)	70	73,234
5.35%, 05/15/45 (Call 11/15/44)	70	73,079
5.40%, 10/01/47 (Call 04/01/47)	109	116,615
6.10%, 02/15/42	30	32,622
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31 (Call 02/01/26)(a)	80	85,080
Texas Eastern Transmission LP, 4.15%, 01/15/48
(Call 07/15/47)(a)	45	49,513
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	165	196,873
4.75%, 05/15/38 (Call 11/15/37)	35	43,153
4.88%, 05/15/48 (Call 11/15/47)	90	115,766
5.00%, 10/16/43 (Call 04/16/43)	50	61,836
5.10%, 03/15/49 (Call 09/15/48)	81	108,194
5.60%, 03/31/34	50	64,132
5.85%, 03/15/36	30	40,041

Security	Par (000)	Value

Pipelines (continued)
6.20%, 10/15/37	$30	$41,762
7.25%, 08/15/38	65	97,984
7.63%, 01/15/39	84	130,897
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)(a)	40	44,248
4.60%, 03/15/48 (Call 09/15/47)	85	100,710
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	46	41,226
5.45%, 04/01/44 (Call 10/01/43)	50	46,750
5.50%, 08/15/48 (Call 02/15/48)	15	13,518
6.25%, 02/01/50 (Call 08/01/49)	75	74,653
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	80	95,447
4.90%, 01/15/45 (Call 07/15/44)	65	75,522
5.75%, 06/24/44 (Call 12/24/43)	75	94,672
6.30%, 04/15/40	140	183,749
8.75%, 03/15/32	96	138,936

		8,853,121

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48
(Call 09/15/47)(a)	60	74,738
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	25	33,221
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	77,294
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)	50	64,082

		249,335

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(g)	200	283,332
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	141,250

		424,582

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	10	9,905
3.38%, 08/15/31 (Call 05/15/31)	95	108,755
4.00%, 02/01/50 (Call 08/01/49)	70	86,509
American Campus Communities Operating Partnership LP,
3.88%, 01/30/31 (Call 10/30/30)	45	50,393
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	75	77,665
3.70%, 10/15/49 (Call 04/15/49)	45	51,271
AvalonBay Communities Inc.
2.45%, 01/15/31 (Call 10/15/30)	115	123,180
3.90%, 10/15/46 (Call 04/15/46)	20	24,089
4.15%, 07/01/47 (Call 01/01/47)	20	24,919
4.35%, 04/15/48 (Call 10/15/47)	35	45,249
Boston Properties LP, 3.25%, 01/30/31 (Call 10/30/30)	75	81,831
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	27,738
Crown Castle International Corp.
2.25%, 01/15/31 (Call 10/15/30)	75	77,543
3.25%, 01/15/51 (Call 07/15/50)	30	31,705
4.00%, 11/15/49 (Call 05/15/49)	15	17,499
4.75%, 05/15/47 (Call 11/15/46)	51	64,949
5.20%, 02/15/49 (Call 08/15/48)	80	108,879
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	10,808
Equinix Inc., 3.00%, 07/15/50 (Call 01/15/50)	50	51,276
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	24,476
4.50%, 07/01/44 (Call 01/01/44)	40	52,212
4.50%, 06/01/45 (Call 12/01/44)	45	58,475

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	$85	$90,352
4.50%, 03/15/48 (Call 09/15/47)	15	19,308
Federal Realty Investment Trust, 4.50%, 12/01/44
(Call 06/01/44)	60	70,316
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31 (Call 10/15/30)	25	27,075
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	10	10,777
6.75%, 02/01/41 (Call 08/01/40)	30	43,646
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	55	56,070
5.63%, 07/15/32 (Call 07/15/26)(a)	70	75,948
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	100	109,466
4.45%, 09/01/47 (Call 03/01/47)	30	33,994
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31 (Call 03/15/26)	90	91,490
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	45	41,623
4.80%, 10/15/48 (Call 04/25/48)	15	17,942
Prologis LP, 3.00%, 04/15/50 (Call 10/15/49)	100	110,989
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	15	16,952
4.65%, 03/15/47 (Call 09/15/46)	55	74,481
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	80	90,878
4.65%, 03/15/49 (Call 09/15/48)	10	11,854
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	15	14,707
4.25%, 10/01/44 (Call 04/01/44)	80	89,538
4.25%, 11/30/46 (Call 05/30/46)	30	33,590
4.75%, 03/15/42 (Call 09/15/41)	25	29,731
6.75%, 02/01/40 (Call 11/01/39)	101	145,875
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	91	99,795
3.10%, 11/01/34 (Call 08/01/34)	35	38,709
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	10	10,819
5.70%, 09/30/43 (Call 03/30/43)	60	76,537
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	60	60,358
Welltower Inc.
2.75%, 01/15/31 (Call 10/15/30)	10	10,490
4.95%, 09/01/48 (Call 03/01/48)	30	38,483
6.50%, 03/15/41 (Call 09/15/40)	70	97,173
Weyerhaeuser Co., 7.38%, 03/15/32	130	193,236

		3,141,528

Retail — 1.6%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47
(Call 01/26/47)(a)	100	126,023
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	35	30,549
5.17%, 08/01/44 (Call 02/01/44)	15	12,800
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	135	140,172
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	35	38,345
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	45	57,458
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	25	28,708
3.30%, 04/15/40 (Call 10/15/39)	25	29,497
3.35%, 04/15/50 (Call 10/15/49)	115	136,500

Security	Par (000)	Value

Retail (continued)
3.50%, 09/15/56 (Call 03/15/56)	$95	$115,915
3.90%, 06/15/47 (Call 12/15/46)	102	130,445
4.20%, 04/01/43 (Call 10/01/42)	100	131,101
4.25%, 04/01/46 (Call 10/01/45)	135	179,113
4.40%, 03/15/45 (Call 09/15/44)	98	130,924
4.50%, 12/06/48 (Call 06/06/48)	50	69,842
4.88%, 02/15/44 (Call 08/15/43)	59	83,752
5.40%, 09/15/40 (Call 03/15/40)	56	82,035
5.88%, 12/16/36	218	332,269
5.95%, 04/01/41 (Call 10/01/40)	82	127,925
L Brands Inc.
6.75%, 07/01/36	60	64,867
6.88%, 11/01/35	70	76,158
6.95%, 03/01/33	35	35,457
7.60%, 07/15/37	25	25,940
Lithia Motors Inc., 4.38%, 01/15/31 (Call 10/15/25)(a)	40	42,484
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	123	144,616
4.05%, 05/03/47 (Call 11/03/46)	135	166,302
4.38%, 09/15/45 (Call 03/15/45)	23	29,441
4.65%, 04/15/42 (Call 10/15/41)	80	104,980
5.50%, 10/15/35	20	27,726
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	30	20,401
4.50%, 12/15/34 (Call 06/15/34)	32	23,360
5.13%, 01/15/42 (Call 07/15/41)	25	18,133
McDonald’s Corp.
3.63%, 05/01/43	35	40,812
3.63%, 09/01/49 (Call 03/01/49)	40	46,883
3.70%, 02/15/42	50	58,743
4.20%, 04/01/50 (Call 10/01/49)	90	115,665
4.45%, 03/01/47 (Call 09/01/46)	90	116,582
4.45%, 09/01/48 (Call 03/01/48)	55	72,287
4.60%, 05/26/45 (Call 11/26/44)	70	91,993
4.70%, 12/09/35 (Call 06/09/35)	84	109,684
4.88%, 07/15/40	35	46,824
4.88%, 12/09/45 (Call 06/09/45)	107	146,171
6.30%, 10/15/37	50	76,151
6.30%, 03/01/38	65	99,237
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	60	54,294
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	30	30,137
5.95%, 03/15/43	25	24,557
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	70	79,818
3.75%, 12/01/47 (Call 06/01/47)	180	210,119
4.30%, 06/15/45 (Call 12/10/44)	30	37,283
4.45%, 08/15/49 (Call 02/15/49)	65	84,281
Target Corp.
3.63%, 04/15/46	104	132,529
3.90%, 11/15/47 (Call 05/15/47)	95	126,610
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	80	114,506
Walgreen Co., 4.40%, 09/15/42	50	55,413
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	105	112,844
4.50%, 11/18/34 (Call 05/18/34)	36	41,741
4.65%, 06/01/46 (Call 12/01/45)	55	63,052
4.80%, 11/18/44 (Call 05/18/44)	51	58,623
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	50	58,230

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.63%, 12/15/47 (Call 06/15/47)	$100	$128,430
3.95%, 06/28/38 (Call 12/28/37)	140	180,943
4.00%, 04/11/43 (Call 10/11/42)	98	127,692
4.05%, 06/29/48 (Call 12/29/47)	197	270,404
4.30%, 04/22/44 (Call 10/22/43)	94	128,306
4.88%, 07/08/40	20	28,401
5.00%, 10/25/40	40	57,765
5.25%, 09/01/35	110	161,319
5.63%, 04/01/40	20	30,604
5.63%, 04/15/41	20	31,239
6.20%, 04/15/38	75	121,044
6.50%, 08/15/37	86	140,585
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	70	70,004
6.88%, 11/15/37	50	61,920

		6,606,963

Semiconductors — 0.8%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	50	68,951
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	50	54,626
4.35%, 04/01/47 (Call 10/01/46)	67	93,704
5.10%, 10/01/35 (Call 04/01/35)	40	55,986
5.85%, 06/15/41	75	117,061
Broadcom Inc., 4.30%, 11/15/32 (Call 08/15/32)	180	213,980
Intel Corp.
3.10%, 02/15/60 (Call 08/15/59)	90	100,764
3.25%, 11/15/49 (Call 05/15/49)	31	35,650
3.73%, 12/08/47 (Call 06/08/47)	165	202,064
4.00%, 12/15/32	85	106,712
4.10%, 05/19/46 (Call 11/19/45)	131	169,836
4.10%, 05/11/47 (Call 11/11/46)	85	110,027
4.25%, 12/15/42	30	38,803
4.60%, 03/25/40 (Call 09/25/39)	10	13,499
4.75%, 03/25/50 (Call 09/25/49)	130	184,146
4.80%, 10/01/41	100	138,803
4.95%, 03/25/60 (Call 09/25/59)	105	159,766
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	22,495
5.00%, 03/15/49 (Call 09/15/48)	80	112,110
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	65	70,608
3.13%, 06/15/60 (Call 12/15/59)	20	22,632
4.88%, 03/15/49 (Call 09/15/48)	75	108,786
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	30	36,301
3.50%, 04/01/50 (Call 10/01/49)	185	224,745
3.70%, 04/01/60 (Call 10/01/59)	10	12,836
Qorvo Inc., 3.38%, 04/01/31 (Call 04/01/26)(a)	50	50,908
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	25	29,493
4.30%, 05/20/47 (Call 11/20/46)	122	164,882
4.65%, 05/20/35 (Call 11/20/34)	70	94,150
4.80%, 05/20/45 (Call 11/20/44)	155	221,693
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	60	76,246
4.15%, 05/15/48 (Call 11/15/47)	75	103,256

		3,215,519

Software — 1.4%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	90	116,873

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	$30	$37,517
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	155	205,057
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	594	638,526
2.68%, 06/01/60 (Call 12/01/59)	439	479,779
3.45%, 08/08/36 (Call 02/08/36)	146	180,661
3.50%, 02/12/35 (Call 08/12/34)	125	155,186
3.70%, 08/08/46 (Call 02/08/46)	291	373,449
3.95%, 08/08/56 (Call 02/08/56)	167	229,762
4.10%, 02/06/37 (Call 08/06/36)	175	230,038
4.20%, 11/03/35 (Call 05/03/35)	90	119,941
4.25%, 02/06/47 (Call 08/06/46)	35	49,087
4.45%, 11/03/45 (Call 05/03/45)	15	21,431
4.50%, 10/01/40	10	13,858
4.50%, 02/06/57 (Call 08/06/56)	55	83,322
5.20%, 06/01/39	50	74,520
5.30%, 02/08/41	40	61,113
MSCI Inc., 3.88%, 02/15/31 (Call 06/01/25)(a)	85	89,726
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	160	186,891
3.60%, 04/01/50 (Call 10/01/49)	288	335,091
3.80%, 11/15/37 (Call 05/15/37)	168	201,165
3.85%, 07/15/36 (Call 01/15/36)	115	139,556
3.85%, 04/01/60 (Call 10/01/59)	205	252,605
3.90%, 05/15/35 (Call 11/15/34)	105	129,573
4.00%, 07/15/46 (Call 01/15/46)	124	151,149
4.00%, 11/15/47 (Call 05/15/47)	151	184,995
4.13%, 05/15/45 (Call 11/15/44)	155	191,633
4.30%, 07/08/34 (Call 01/08/34)	160	204,283
4.38%, 05/15/55 (Call 11/15/54)	130	171,309
4.50%, 07/08/44 (Call 01/08/44)	71	92,166
5.38%, 07/15/40	154	221,503
6.13%, 07/08/39	94	144,933
6.50%, 04/15/38	111	176,643

		5,943,341

Telecommunications — 3.8%
America Movil SAB de CV
6.13%, 11/15/37	25	36,227
6.13%, 03/30/40	294	437,075
6.38%, 03/01/35	95	142,016
AT&T Inc.
2.75%, 06/01/31 (Call 03/01/31)	185	196,612
3.50%, 06/01/41 (Call 12/01/40)	245	264,500
3.50%, 09/15/53 (Call 03/15/53)(a)	920	943,064
3.50%, 02/01/61 (Call 08/01/60)	250	252,412
3.55%, 09/15/55 (Call 03/15/55)(a)	960	986,448
3.65%, 06/01/51 (Call 12/01/50)	210	222,247
3.65%, 09/15/59 (Call 03/15/59)(a)	851	868,224
3.85%, 06/01/60 (Call 12/01/59)	90	95,780
4.30%, 12/15/42 (Call 06/15/42)	210	245,696
4.50%, 05/15/35 (Call 11/15/34)	295	357,679
4.50%, 03/09/48 (Call 09/09/47)	127	154,163
4.65%, 06/01/44 (Call 12/01/43)	75	88,726
4.85%, 03/01/39 (Call 09/01/38)	130	163,003
4.90%, 08/15/37 (Call 02/14/37)	115	143,832
4.90%, 06/15/42	55	68,252
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	45	58,279
4.46%, 04/01/48 (Call 10/01/47)	110	146,236

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
CenturyLink Inc.
Series P, 7.60%, 09/15/39	$50	$58,858
Series U, 7.65%, 03/15/42	35	41,520
Cisco Systems Inc.
5.50%, 01/15/40	175	264,306
5.90%, 02/15/39	170	261,837
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	70	86,913
4.70%, 03/15/37	25	30,224
4.75%, 03/15/42	85	106,775
5.35%, 11/15/48 (Call 05/15/48)	40	56,560
5.45%, 11/15/79 (Call 05/15/79)	10	13,498
5.75%, 08/15/40	61	81,038
5.85%, 11/15/68 (Call 05/15/68)	41	58,157
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	174,633
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	85	144,814
Embarq Corp., 8.00%, 06/01/36	112	134,463
Juniper Networks Inc., 5.95%, 03/15/41	36	47,171
Motorola Solutions Inc., 5.50%, 09/01/44	61	76,947
Nokia OYJ, 6.63%, 05/15/39	40	50,177
Orange SA
5.38%, 01/13/42	59	83,688
5.50%, 02/06/44 (Call 08/06/43)	75	110,758
9.00%, 03/01/31	190	312,250
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	56	66,707
4.30%, 02/15/48 (Call 08/15/47)	70	89,496
4.35%, 05/01/49 (Call 11/01/48)	93	119,503
4.50%, 03/15/43 (Call 09/15/42)	45	57,679
5.00%, 03/15/44 (Call 09/15/43)	70	95,393
5.45%, 10/01/43 (Call 04/01/43)	35	49,368
7.50%, 08/15/38	25	40,040
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	54	57,474
Sprint Capital Corp., 8.75%, 03/15/32	160	245,610
Telecom Italia Capital SA
6.00%, 09/30/34	75	89,511
6.38%, 11/15/33	75	90,202
7.20%, 07/18/36	60	77,569
7.72%, 06/04/38	83	113,722
Telefonica Emisiones SA
4.90%, 03/06/48	155	190,704
5.21%, 03/08/47	205	260,153
7.05%, 06/20/36	230	343,661
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	85	106,998
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)(a)	40	41,648
3.30%, 02/15/51 (Call 08/15/50)(a)	100	104,752
4.38%, 04/15/40 (Call 10/15/39)(a)	175	213,822
4.50%, 04/15/50 (Call 10/15/49)(a)	260	324,693
United States Cellular Corp., 6.70%, 12/15/33	40	52,298
Verizon Communications Inc.
2.99%, 10/30/56 (Call 04/30/56)(a)	948	1,002,207
3.85%, 11/01/42 (Call 05/01/42)	140	169,616
4.00%, 03/22/50 (Call 09/22/49)	120	150,446
4.13%, 08/15/46	90	113,367
4.27%, 01/15/36	105	131,701
4.40%, 11/01/34 (Call 05/01/34)	185	233,875
4.50%, 08/10/33	176	223,721
4.52%, 09/15/48	172	229,181

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 11/01/41	$62	$83,216
4.81%, 03/15/39	290	386,120
4.86%, 08/21/46	260	357,092
5.01%, 04/15/49	25	35,370
5.01%, 08/21/54	35	50,407
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)	200	205,666
Vodafone Group PLC
4.25%, 09/17/50	205	251,728
4.38%, 02/19/43	138	170,614
4.88%, 06/19/49	75	97,965
5.00%, 05/30/38	210	273,124
5.13%, 06/19/59	50	67,317
6.15%, 02/27/37	160	230,906
6.25%, 11/30/32	43	59,416

		15,419,116

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.35%, 03/15/40	70	89,536
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	20	21,184
6.20%, 10/01/40	20	22,456

		133,176

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	11,610
3.55%, 02/15/50 (Call 08/15/49)	55	69,034
3.90%, 08/01/46 (Call 02/01/46)	70	90,187
4.05%, 06/15/48 (Call 12/15/47)	55	73,536
4.13%, 06/15/47 (Call 12/15/46)	40	53,498
4.15%, 04/01/45 (Call 10/01/44)	45	59,560
4.15%, 12/15/48 (Call 06/15/48)	61	82,354
4.38%, 09/01/42 (Call 03/01/42)	55	72,927
4.45%, 03/15/43 (Call 09/15/42)	74	99,277
4.55%, 09/01/44 (Call 03/01/44)	90	123,695
4.70%, 09/01/45 (Call 03/01/45)	10	14,121
4.90%, 04/01/44 (Call 10/01/43)	84	119,521
5.05%, 03/01/41 (Call 09/01/40)	30	42,077
5.15%, 09/01/43 (Call 03/01/43)	55	79,519
5.40%, 06/01/41 (Call 12/01/40)	85	123,615
5.75%, 05/01/40 (Call 11/01/39)	70	104,852
6.15%, 05/01/37	40	61,062
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	40	41,229
3.20%, 08/02/46 (Call 02/02/46)	25	29,031
3.65%, 02/03/48 (Call 08/03/47)	65	81,221
4.45%, 01/20/49 (Call 07/20/48)	55	78,323
6.20%, 06/01/36	40	60,713
6.25%, 08/01/34	10	15,289
6.38%, 11/15/37	43	67,356
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	35	46,284
4.80%, 08/01/45 (Call 02/01/45)	45	62,300
5.95%, 05/15/37	31	46,214
6.13%, 09/15/2115 (Call 03/15/2115)	68	108,397
7.13%, 10/15/31	71	105,301
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	70	81,656
3.80%, 11/01/46 (Call 05/01/46)	78	95,536
3.80%, 04/15/50 (Call 10/15/49)	15	18,854

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.95%, 05/01/50 (Call 11/01/49)	$50	$64,354
4.10%, 03/15/44 (Call 09/15/43)	58	72,315
4.25%, 11/01/66 (Call 05/01/66)	65	87,188
4.30%, 03/01/48 (Call 09/01/47)	50	65,552
4.40%, 03/01/43 (Call 09/01/42)	36	45,830
4.50%, 08/01/54 (Call 02/01/54)	40	53,322
4.75%, 05/30/42 (Call 11/30/41)	75	99,762
5.50%, 04/15/41 (Call 10/15/40)	35	49,681
6.00%, 10/01/36	71	103,355
6.15%, 05/01/37	30	43,419
6.22%, 04/30/40	40	60,860
FedEx Corp.
3.88%, 08/01/42	15	17,470
3.90%, 02/01/35	111	133,307
4.05%, 02/15/48 (Call 08/15/47)	80	97,116
4.10%, 04/15/43	40	47,906
4.10%, 02/01/45	65	77,461
4.40%, 01/15/47 (Call 07/15/46)	117	147,415
4.55%, 04/01/46 (Call 10/01/45)	106	135,981
4.75%, 11/15/45 (Call 05/15/45)	68	89,334
4.90%, 01/15/34	25	32,342
4.95%, 10/17/48 (Call 04/17/48)	55	74,961
5.10%, 01/15/44	93	125,714
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(g)	200	199,060
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	50	54,980
4.20%, 11/15/69 (Call 05/15/69)	36	42,020
4.30%, 05/15/43 (Call 11/15/42)	25	27,767
4.70%, 05/01/48 (Call 11/01/47)	65	81,190
4.95%, 08/15/45 (Call 02/15/45)	15	19,192
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(g)	105	127,172
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	10	11,042
3.16%, 05/15/55 (Call 11/15/54)	53	59,347
3.94%, 11/01/47 (Call 05/01/47)	89	110,906
3.95%, 10/01/42 (Call 04/01/42)	86	104,642
4.05%, 08/15/52 (Call 02/15/52)	105	135,761
4.10%, 05/15/49 (Call 11/15/48)	80	101,766
4.65%, 01/15/46 (Call 07/15/45)	50	66,938
4.84%, 10/01/41	40	53,892
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	37,579
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	15	17,207
3.38%, 02/01/35 (Call 08/01/34)	85	98,637
3.55%, 08/15/39 (Call 02/15/39)	50	58,449
3.60%, 09/15/37 (Call 03/15/37)	71	83,156
3.75%, 02/05/70 (Call 08/05/69)	55	65,241
3.80%, 10/01/51 (Call 04/01/51)	69	85,499
3.84%, 03/20/60 (Call 09/20/59)	147	180,916
3.88%, 02/01/55 (Call 08/01/54)	30	37,021
4.00%, 04/15/47 (Call 10/15/46)	55	68,966
4.05%, 11/15/45 (Call 05/15/45)	55	68,740
4.05%, 03/01/46 (Call 09/01/45)	45	56,025
4.10%, 09/15/67 (Call 03/15/67)	90	112,492
4.30%, 03/01/49 (Call 09/01/48)	65	85,800
4.38%, 09/10/38 (Call 03/10/38)	50	62,837
4.38%, 11/15/65 (Call 05/15/65)	89	115,775
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	55	66,705
3.63%, 10/01/42	70	83,896

Security	Par (000)	Value

Transportation (continued)
3.75%, 11/15/47 (Call 05/15/47)	$87	$111,143
4.25%, 03/15/49 (Call 09/15/48)	15	20,165
4.88%, 11/15/40 (Call 05/15/40)	75	104,528
5.30%, 04/01/50 (Call 10/01/49)	115	177,378
6.20%, 01/15/38	101	158,597
XPO CNW Inc., 6.70%, 05/01/34	50	57,125

		7,152,346

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	45	58,509

Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	40	47,897
3.75%, 09/01/47 (Call 03/01/47)	70	86,633
4.20%, 09/01/48 (Call 03/01/48)	60	78,564
4.30%, 12/01/42 (Call 06/01/42)	45	58,271
4.30%, 09/01/45 (Call 03/01/45)	60	77,860
6.59%, 10/15/37	70	109,530
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	60	67,199
4.28%, 05/01/49 (Call 11/01/48)	45	57,172

		583,126

Total Corporate Bonds & Notes — 54.4% (Cost: $199,420,912)		223,640,976

Foreign Government Obligations(h)

Angola — 0.0%
Angolan Government International Bond, 9.38%, 05/08/48(g)	200	175,126

Argentina — 0.4%
Argentina Bonar Bonds
0.13%, 07/09/35(f)	1,400	489,594
0.13%, 01/09/38(f)	500	181,535
0.13%, 07/09/41(f)	75	24,738
Argentine Republic Government International Bond
0.13%, 07/09/35 (Call 12/28/20)(f)	1,722	607,067
0.13%, 01/09/38 (Call 12/28/20)(f)	365	144,878
0.13%, 07/09/41 (Call 12/28/20)(f)	1,000	365,300
1.00%, 07/09/29 (Call 12/28/20)	12	5,327

		1,818,439

Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(g)	200	203,488

Belarus — 0.0%
Republic of Belarus Ministry of Finance, 6.38%, 02/24/31(g)	200	201,386

Brazil — 0.3%
Brazilian Government International Bond
5.00%, 01/27/45(d)	200	220,844
5.63%, 01/07/41	300	353,289
5.63%, 02/21/47	200	235,900
7.13%, 01/20/37	200	267,938
8.25%, 01/20/34	100	144,208

		1,222,179

Chile — 0.1%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)	200	212,866
3.50%, 01/25/50 (Call 07/25/49)	200	228,372

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
3.63%, 10/30/42	$150	$173,182

		614,420

China — 0.1%
China Government International Bond, 2.75%, 12/03/39(g)	200	213,238

Colombia — 0.3%
Colombia Government International Bond
4.13%, 05/15/51 (Call 11/15/50)	200	218,548
5.00%, 06/15/45 (Call 12/15/44)	400	481,836
5.63%, 02/26/44 (Call 08/26/43)	200	254,880
6.13%, 01/18/41	200	264,116
7.38%, 09/18/37	100	143,723

		1,363,103

Costa Rica — 0.1%
Costa Rica Government International Bond
6.13%, 02/19/31(g)	200	176,744
7.00%, 04/04/44(g)	200	172,680

		349,424

Dominican Republic — 0.2%
Dominican Republic International Bond
5.88%, 01/30/60(g)	300	313,080
6.40%, 06/05/49(g)	150	167,008
6.85%, 01/27/45(g)	100	116,428
7.45%, 04/30/44(g)	200	246,564

		843,080

Ecuador — 0.1%
Ecuador Government International Bond
0.50%, 07/31/35(a)(f)	600	329,502
0.50%, 07/31/40(a)(f)	200	99,192

		428,694

Egypt — 0.2%
Egypt Government International Bond
7.05%, 01/15/32(g)	200	211,310
8.50%, 01/31/47(g)	200	216,748
8.70%, 03/01/49(g)	200	219,378
8.88%, 05/29/50(g)	200	222,822

		870,258

El Salvador — 0.1%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/06/49)(g)	200	166,740
7.65%, 06/15/35(g)	50	43,914
8.25%, 04/10/32(g)	60	54,738

		265,392

Ghana — 0.1%
Ghana Government International Bond
7.88%, 02/11/35(g)	200	195,092
8.13%, 03/26/32(g)	200	204,100

		399,192

Guatemala — 0.1%
Guatemala Government Bond, 6.13%, 06/01/50 (Call 12/01/49)(g)	200	255,582

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	178,475

Indonesia — 0.5%
Indonesia Government International Bond
4.20%, 10/15/50	200	242,980
4.35%, 01/11/48	200	242,918

Security	Par (000)	Value

Indonesia (continued)
4.45%, 04/15/70	$200	$247,902
4.63%, 04/15/43(g)	200	245,368
5.25%, 01/17/42	200	261,938
5.25%, 01/08/47(g)	200	270,354
6.63%, 02/17/37(g)	100	143,688
7.75%, 01/17/38(g)	100	158,760
8.50%, 10/12/35(g)	230	377,612

		2,191,520

Israel — 0.3%
Israel Government AID Bond, 5.50%, 09/18/33	40	58,985
Israel Government International Bond
3.88%, 07/03/50	200	239,306
4.50%, 01/30/43	200	264,144
State of Israel
3.38%, 01/15/50	200	221,434
3.80%, 05/13/60(g)	400	474,180

		1,258,049

Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	250	280,920
5.38%, 06/15/33	56	72,473

		353,393

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 12/30/20)(f)(g)	83	83,002

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	270,400

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(g)	200	270,432

Kenya — 0.1%
Kenya Government International Bond, 8.00%, 05/22/32(g)	200	228,310

Lebanon — 0.0%
Lebanon Government International Bond, 7.25%, 03/23/37(g)(i)	50	7,012

Mexico — 0.7%
Mexico Government International Bond
3.77%, 05/24/61 (Call 11/24/60)	200	199,936
4.35%, 01/15/47	200	221,188
4.50%, 01/31/50 (Call 07/31/49)	200	227,264
4.60%, 01/23/46	200	227,482
4.60%, 02/10/48	200	227,628
4.75%, 04/27/32 (Call 01/27/32)	200	236,546
4.75%, 03/08/44	200	230,648
5.00%, 04/27/51 (Call 10/27/50)	200	241,436
5.55%, 01/21/45	250	319,057
5.75%, 10/12/2110	180	225,554
6.05%, 01/11/40	200	262,118
6.75%, 09/27/34	160	221,429
8.30%, 08/15/31	75	112,288

		2,952,574

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(g)	$200	$204,242
7.88%, 02/16/32(g)	200	215,068

		419,310

Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(g)	200	183,108
6.75%, 01/17/48(g)	200	184,788

		367,896

Panama — 0.3%
Panama Government International Bond
4.30%, 04/29/53	200	249,756
4.50%, 05/15/47	200	253,724
4.50%, 04/16/50 (Call 10/16/49)	200	253,522
6.70%, 01/26/36	200	293,636

		1,050,638

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(g)	200	265,296

Peru — 0.2%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	200	197,796
5.63%, 11/18/50	150	229,812
6.55%, 03/14/37	100	149,095
8.75%, 11/21/33	127	211,700

		788,403

Philippines — 0.3%
Philippine Government International Bond
2.95%, 05/05/45	200	213,792
3.70%, 02/02/42	200	233,868
3.95%, 01/20/40	300	360,240
6.38%, 01/15/32	165	235,506
6.38%, 10/23/34	100	146,781
7.75%, 01/14/31	100	153,431

		1,343,618

Qatar — 0.5%
Qatar Government International Bond
4.40%, 04/16/50(g)	400	530,140
4.63%, 06/02/46(g)	400	538,656
4.82%, 03/14/49(g)	400	554,328
5.10%, 04/23/48(g)	400	572,472

		2,195,596

Romania — 0.2%
Romanian Government International Bond
3.00%, 02/14/31(g)	400	427,668
5.13%, 06/15/48(g)	100	128,561
6.13%, 01/22/44(g)	100	141,416

		697,645

Russia — 0.3%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(g)	200	252,248
5.25%, 06/23/47(g)	400	544,516
5.63%, 04/04/42(g)	200	273,540
5.88%, 09/16/43(g)	200	283,654

		1,353,958

Saudi Arabia — 0.5%
Saudi Government International Bond
3.75%, 01/21/55(g)	200	222,534

Security	Par (000)	Value

Saudi Arabia (continued)
4.50%, 10/26/46(g)	$400	$491,312
4.50%, 04/22/60(g)	300	382,359
4.63%, 10/04/47	417	523,335
5.00%, 04/17/49(g)	200	265,150
5.25%, 01/16/50(g)	200	274,880

		2,159,570

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(g)	200	220,554

South Africa — 0.2%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	179,476
5.38%, 07/24/44	200	187,806
5.75%, 09/30/49	200	192,978
6.25%, 03/08/41	100	104,401

		664,661

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	272,752

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	140,631
Inter-American Development Bank
3.20%, 08/07/42	50	63,782
3.88%, 10/28/41	30	41,743
4.38%, 01/24/44	35	52,619
International Bank for Reconstruction & Development, 4.75%, 02/15/35	70	100,809

		399,584

Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	166,556
5.75%, 05/11/47	400	360,016
6.00%, 01/14/41	300	281,799
6.63%, 02/17/45	200	198,954
6.75%, 05/30/40	100	101,676
6.88%, 03/17/36	135	140,100
7.25%, 03/05/38	50	53,661
8.00%, 02/14/34(d)	100	114,658

		1,417,420

Ukraine — 0.1%
Ukraine Government International Bond
7.25%, 03/15/33(a)	200	212,528
7.38%, 09/25/32(g)	200	214,452

		426,980

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
3.13%, 09/30/49(g)	400	435,080
3.88%, 04/16/50(g)	400	496,424
4.13%, 10/11/47(g)	200	254,134
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	200	207,968

		1,393,606

Uruguay — 0.3%
Uruguay Government International Bond
4.98%, 04/20/55	200	272,800
5.10%, 06/18/50	350	480,834
7.63%, 03/21/36	100	158,631
7.88%, 01/15/33(d)	90	141,801

		1,054,066

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venezuela — 0.0%
Venezuela Government International Bond
9.38%, 01/13/34(i)	$70	$6,421
11.95%, 08/05/31(i)	250	22,735

		29,156

Total Foreign Government Obligations — 8.2% (Cost: $30,837,662)		33,536,877

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	68,047

California — 1.0%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	50	85,274
Series S-1, 7.04%, 04/01/50	50	91,116
Series S-3, 6.91%, 10/01/50	125	227,170
California State University RB, Class B, 2.98%, 11/01/51 (Call 05/01/51)	150	157,176
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	169,682
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	76,565
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49(d)	50	91,207
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	136,926
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	84,221
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	50	74,064
Series A, 6.60%, 07/01/50	100	181,581
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	206,886
Regents of the University of California Medical Center Pooled RB, 3.26%, 05/15/60 (Call 11/15/59)	65	70,627
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	241,227
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	161,235
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	79,604
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	128,496
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	119,376
State of California GO BAB
7.30%, 10/01/39	185	308,160
7.50%, 04/01/34	120	197,506
7.55%, 04/01/39	200	349,190
7.60%, 11/01/40	220	393,032
University of California RB, Series AQ, 4.77%, 05/15/2115	150	207,582
University of California RB BAB, 5.77%, 05/15/43	50	71,890

		3,909,793

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	32,454

Security	Par (000)	Value

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	$100	$138,075

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114	50	73,977

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	94	141,161
Project M, Series 2010-A, 6.66%, 04/01/57	50	75,512

		216,673

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	200	255,032
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	78,244
State of Illinois GO, 5.10%, 06/01/33(d)	625	637,087
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	112,673

		1,083,036

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	72,071

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL
2.66%, 09/01/39	100	109,710
Series E, 5.46%, 12/01/39	100	142,793
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	36,012
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	72,090

		360,605

Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	108,918
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	100	101,868

		210,786

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	115,062

New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	100	162,968
Series F, 7.41%, 01/01/40	150	251,068
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	50	64,060
Series C, 6.10%, 12/15/28 (PR 12/15/20)	75	75,154

		553,250

New York — 0.4%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	139,960
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	239,108
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	67,598
5.57%, 11/01/38	150	202,571
New York City Water & Sewer System RB BAB, 5.72%, 06/15/42	150	234,198

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	$100	$107,057
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	131,610
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	75	78,731
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	70,855
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	180	245,831
Series 174, 4.46%, 10/01/62	150	195,222
Series 181, 4.96%, 08/01/46	50	66,867

		1,779,608

Ohio — 0.1%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	203,340
Series E, 6.27%, 02/15/50	50	71,401
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111 .	75	109,409
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	140,014
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	30,273

		554,437

Oregon — 0.1%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	145,180

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	60,181

Texas — 0.3%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	63,163
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	36,868
5.81%, 02/01/41	50	74,501
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	50	75,390
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	43,876
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	40,847
Dallas/Fort Worth International Airport RB, Class C, 2.92%, 11/01/50	100	100,975
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	155,299
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	85,927
State of Texas GO BAB
5.52%, 04/01/39	50	73,963
Series A, 4.68%, 04/01/40	100	135,954
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	109,599
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	50,389
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	75	93,806

Security	Par (000)	Value

Texas (continued)
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	$150	$209,962

		1,350,519

Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	57,272

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	72,707

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	27,910

Total Municipal Debt Obligations — 2.6% (Cost: $9,645,848)		10,881,643

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.5%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	300	356,159
FHLMC Multifamily Structured Pass Through Certificates
Series K-1512, Class A2, 2.99%, 05/25/31	90	102,988
Series K-1514, Class A2, 2.86%, 10/25/34	1,000	1,131,622
Freddie Mac Multifamily Structured Pass Through Certificates, Series 158, Class A2, 3.90%, 12/25/30(b)	375	459,862

		2,050,631

U.S. Government Agency Obligations — 0.9%
Federal Home Loan Banks, 5.50%, 07/15/36	150	232,687
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	375	581,306
6.75%, 03/15/31	450	694,003
Federal National Mortgage Association
6.63%, 11/15/30	200	303,796
7.25%, 05/15/30	330	514,005
Tennessee Valley Authority
3.50%, 12/15/42	50	62,704
5.25%, 09/15/39	65	98,162
5.38%, 04/01/56	500	848,505
7.13%, 05/01/30	225	343,359
Series B, 4.70%, 07/15/33	40	54,678

		3,733,205

U.S. Government Obligations — 31.8%
U.S. Treasury Note/Bond
1.13%, 08/15/40	6,230	5,976,906
1.38%, 11/15/40	2,000	2,002,812
1.38%, 08/15/50	13,450	12,800,617
1.63%, 11/15/50	1,600	1,619,500
2.00%, 02/15/50	5,900	6,512,125
2.25%, 08/15/46	3,960	4,584,319
2.25%, 08/15/49	200	232,500
2.38%, 11/15/49	4,260	5,084,044
2.50%, 02/15/45	800	966,750
2.50%, 02/15/46	2,095	2,537,241
2.50%, 05/15/46	2,750	3,332,227
2.75%, 08/15/42	400	502,438
2.75%, 11/15/42	325	408,027
2.75%, 08/15/47	3,550	4,515,711
2.75%, 11/15/47	3,500	4,457,578
2.88%, 05/15/43	2,150	2,754,016
2.88%, 08/15/45	2,425	3,126,355

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/15/46	$150	$194,367
2.88%, 05/15/49	1,200	1,572,375
3.00%, 11/15/44	1,200	1,573,688
3.00%, 05/15/45	875	1,150,215
3.00%, 11/15/45	2,600	3,427,531
3.00%, 02/15/47	1,450	1,922,836
3.00%, 05/15/47	740	982,350
3.00%, 02/15/48	7,250	9,654,961
3.00%, 08/15/48	3,560	4,752,044
3.00%, 02/15/49	2,055	2,750,489
3.13%, 11/15/41	600	795,281
3.13%, 02/15/42	800	1,063,000
3.13%, 02/15/43	500	664,922
3.13%, 08/15/44	1,050	1,403,227
3.13%, 05/15/48	2,885	3,929,460
3.38%, 05/15/44	1,450	2,010,062
3.50%, 02/15/39	190	261,398
3.63%, 08/15/43	2,950	4,222,187
3.63%, 02/15/44	2,350	3,371,516
3.75%, 11/15/43	2,300	3,354,406
3.88%, 08/15/40	1,150	1,670,375
4.25%, 05/15/39	300	450,891
4.25%, 11/15/40	1,000	1,523,281
4.38%, 02/15/38	200	301,031
4.38%, 11/15/39	1,530	2,344,247
4.38%, 05/15/40	2,595	3,994,678
4.38%, 05/15/41	840	1,304,888
4.50%, 05/15/38	500	764,766
4.50%, 08/15/39	1,825	2,827,609
4.63%, 02/15/40	1,800	2,843,156
4.75%, 02/15/37	175	270,020
4.75%, 02/15/41	1,000	1,619,375
5.00%, 05/15/37	50	79,328
5.38%, 02/15/31	75	108,539

		130,571,665

Total U.S. Government & Agency Obligations — 33.2% (Cost: $120,156,162)		136,355,501

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(j)(k)(l)	3,317	$3,316,513

Total Short-Term Investments — 0.8% (Cost: $3,316,513)		3,316,513

Total Investments in Securities — 99.2% (Cost: $363,377,097)		407,731,510

Other Assets, Less Liabilities — 0.8%		3,488,888

Net Assets — 100.0%		$411,220,398

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is on loan.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,628,652	$—	$(4,312,139	)(a)	$—	$—	$3,316,513	3,317	$22,877	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

29

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core 10+ Year USD Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$223,640,976	$—	$223,640,976
Foreign Government Obligations	—	33,536,877	—	33,536,877
Municipal Debt Obligations	—	10,881,643	—	10,881,643
U.S. Government & Agency Obligations	—	136,355,501	—	136,355,501
Money Market Funds	3,316,513	—	—	3,316,513

	$3,316,513	$404,414,997	$—	$407,731,510

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond